                                                     Reg. Nos. 33-48994/811-7024

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                         [X]


    Pre-Effective Amendment No. _____                          [ ]
    Post-Effective Amendment No. 16                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940


    Amendment No. 18                                           [X]


                        (Check appropriate box or boxes.)

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (Check appropriate box)


    [ ]  immediately upon filing pursuant to paragraph (b)

    [X]  on October 13, 2003 pursuant to paragraph (b)

    [ ]  60 days after filing pursuant to paragraph (a) (1)
    [ ]  on ________ pursuant to paragraph (a) (1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COLUMBIA INTERNATIONAL STOCK FUND*     Prospectus, October 13, 2003



CLASS A, B, C AND D SHARES


Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS


INTRODUCTION                                            2
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Risk of Investing in Mutual Funds....................   2
Stock Fund Investing.................................   2


THE FUND                                                3
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Who Should Invest?...................................   3
Investment Goal......................................   3
Principal Investment Strategies......................   3
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................   7


YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  13
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  15
Other Information About Your Account.................  15


MANAGING THE FUND                                      18
---------------------------------------------------------
Investment Advisor...................................  18
Portfolio Manager....................................  18


FINANCIAL HIGHLIGHTS                                   19
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES ARE CLOSED TO NEW INVESTORS.



  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

INTRODUCTION

This Prospectus is designed to provide you with important information about investing in the Columbia International Stock Fund (the "Fund").

RISK OF INVESTING IN MUTUAL FUNDS
--------------------------------------------------------------------------------
Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. A detailed discussion of risks is available beginning on page 3, "Principal Investment Risks."

STOCK FUND INVESTING
--------------------------------------------------------------------------------
Columbia's stock funds invest principally in the stocks of public companies. Companies sell shares of stock to help finance their business. Returns on stocks are earned through a combination of dividends paid on each share and any increase or decrease in the market price of the shares. The smaller the market capitalization of a company (the total value of a company's outstanding stock), generally the less likely it will pay dividends. That's because companies with small market capitalizations tend to use excess earnings to help fund growth. The investment strategy of the Fund is shaped, in part, by the market capitalization of the companies in which the Fund may invest.

Generally, stock fund returns fluctuate more than bond and money market fund returns, but stocks historically have offered investors the most long-term growth. Columbia's stock funds vary in their level of risk or volatility, depending upon the types and average market capitalization of the stocks they hold. As a general rule, the smaller a company's market cap, the more volatile its stock price is likely to be.


Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which have identical service and distribution fees and sales charges as Class D shares except Class C shares have no front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "THE FUND -- Your Expenses" and "YOUR ACCOUNT -- Sales Charges" beginning on page 7 of this Prospectus.


----
 2

THE FUND

WHO SHOULD INVEST?
--------------------------------------------------------------------------------
This Fund is appropriate for:

- Long-term investors

- Those seeking stock market diversification outside the U.S.

- Those willing to accept substantial price fluctuations

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the U.S.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
While the Fund's investments are not limited by market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Fund intends to invest principally in the equity securities of companies located in the following countries: Australia, Brazil, Canada, China, Denmark, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Mexico, The Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and the United Kingdom.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are set forth below. You could lose money as a result of your investment.

                                                                            ----

THE FUND

Stock Market Risk. Stock market risk means the Fund's stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Foreign Investment Risk. Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. In addition, to the extent that the securities are denominated in a foreign currency, the value of the Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which foreign securities are denominated.

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of the currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Foreign Currency Risk. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.

Derivatives Risk. The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the Fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of longer-term shareholders. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B, Class C and Class D shares have not been offered for a full calendar year, the bar chart and performance table below shows the Fund's calendar year and average annual total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for the last ten complete calendar years. They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B, Class C and Class D shares are subject to sales charges and expenses to which Class Z shares are not subject. If these amounts were reflected, returns would be less than those shown.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. They include the effects of Class Z expenses through October 31, 2002 and the respective class thereafter, with the exception of Class C shares which reflect the effect of Class B expenses for the period subsequent to October 31, 2002. The table shows for each class the Class Z performance adjusted to reflect the effect of sales charges of each class.


              The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the
              "MSCI EAFE Index") and the Morgan Stanley Capital
              International All Country World Free Ex US Index (the "MSCI
              AC World Free Ex US Index"). The MSCI EAFE Index is an
              unmanaged index representing major stock markets in Europe, Australasia and the Far East. The MSCI AC World Free Ex US
              Index is also an unmanaged Index representing both developed and emerging markets of 49 countries, excluding the U.S. The adviser intends to replace the MSCI EAFE Index with the MSCI
              AC World Free Ex US Index as the Fund's broad index, as it is more representative of the Fund's investment holdings. Unlike the Fund, indices are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                  (BAR CHART)

                       33.37%                 5.15%     16.59%     11.47%     12.83%     57.93%
                                  -2.47%                                                            -22.64%    -18.47%    -16.10%
                        1993       1994       1995       1996       1997       1998       1999       2000       2001       2002


                                                          For period shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +34.96%
                                                          Worst quarter: 3rd quarter 2002, -18.71%


 (1) Because Class A, B, C and D shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares, the Fund's oldest existing share class. Class Z shares are not offered through this prospectus. Class A, B, C and D shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B, C and D shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares and, for purposes of the performance table, that Class A, B and D shares are subject to a sales charge, which Class Z shares are not.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(2)


                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                           -20.90           -2.34            4.67
  Return After Taxes on Distributions                           -21.03           -3.39            3.32
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                      -12.83           -1.60            3.72
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                           -20.52           -1.54            5.27
  Return After Taxes on Distributions                           -20.65           -2.62            3.90
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                      -12.60           -0.96            4.23
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           -17.19           -1.23            5.27
  Return After Taxes on Distributions                           -17.19           -2.26            3.92
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                      -10.55           -0.70            4.24
--------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                           -18.00           -1.43            5.16
  Return After Taxes on Distributions                           -18.00           -2.46            3.81
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                      -11.05           -0.86            4.14
--------------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                             -15.94           -2.89            4.00
MSCI AC World Free Ex US Index (%)                              -14.67           -2.66            4.17



 (2) Class A, Class B, Class C and Class D are newer classes of shares. The performance information for the Class A, Class B and Class D shares includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception


----
 6

THE FUND


     (adjusted to reflect the sales charge applicable to Class A, Class B and Class D shares, respectively). The performance information for the Class C shares includes returns of the Fund's Class Z shares through October 31, 2002 and returns of the Class B shares thereafter. These returns have not been restated to reflect any differences in expenses (such as service fees) between the newer classes of shares and the share class for which performance is provided prior to inception of the newer classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been different. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1992.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES


              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Assumes reinvestment of all dividends and distributions

              - Assumes Class B shares convert to Class A shares after
                eight years
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SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       5.75            0.00            0.00            1.00
--------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                             1.00(4)         5.00            1.00            1.00
--------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)           (5)             (5)             (5)             (5)


 (3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (5) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES(6) (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                             CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                            1.00            1.00            1.00            1.00
--------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.25            1.00            1.00            1.00
--------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                            0.61            1.75(7)         2.23(7)         2.23(7)
--------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                      1.86            3.75(7)         4.23(7)         4.23(7)


 (6) Estimated expenses for the current fiscal year.


 (7) The Fund's advisor has agreed to waive 0.11%, 0.75% and 0.75% of transfer agency fees for Class B, C and D shares, respectively. If these waivers were reflected in the table, other expenses for Class B, C and D shares would be 1.64%, 1.48% and 1.48%, respectively, and total annual fund operating expenses for Class B, C and D shares (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would be 3.64%, 3.48% and 3.48%, respectively. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                         $753          $1,126          $1,523           $2,629
----------------------------------------------------------------------------------------------------------------------
Class
B:       did not sell your shares                               $377          $1,146          $1,934           $3,578
         sold all your shares at
         the end of the period                                  $877          $1,446          $2,134           $3,578
----------------------------------------------------------------------------------------------------------------------
Class
C:       did not sell your shares                               $425          $1,284          $2,156           $4,396
         sold all your shares at
         the end of the period                                  $525          $1,284          $2,156           $4,396
----------------------------------------------------------------------------------------------------------------------
Class
D:       did not sell your shares                               $520          $1,371          $2,235           $4,453
         sold all your shares at
         the end of the period                                  $619          $1,371          $2,235           $4,453


----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.


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INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                       receive your request prior to the close of the New York
                       Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to the transfer agent, Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares for your
                       account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money
                       market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares for your account by exchanging $100
cost averaging         or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                       current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund
                       balance is sufficient to complete the transfers. You may
                       terminate your program or change the amount of the exchange
                       (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account
                       application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

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              CHOOSING A SHARE CLASS


              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT OF PURCHASE                                                PRICE            INVESTMENT         ADVISOR FIRM
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 2.00               2.04                1.75

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.

----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 5.00
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Through second year                                                4.00
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Through third year                                                 3.00
-----------------------------------------------------------------------------
Through fourth year                                                3.00
-----------------------------------------------------------------------------
Through fifth year                                                 2.00
-----------------------------------------------------------------------------
Through sixth year                                                 1.00
-----------------------------------------------------------------------------
Longer than six years                                              0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

                                                                            ----

YOUR ACCOUNT

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 3.00
-----------------------------------------------------------------------------
Through second year                                                2.00
-----------------------------------------------------------------------------
Through third year                                                 1.00
-----------------------------------------------------------------------------
Longer than three years                                            0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 3.00
-----------------------------------------------------------------------------
Through second year                                                2.00
-----------------------------------------------------------------------------
Through third year                                                 1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

----
 12

YOUR ACCOUNT


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC as shown in the chart below.



CLASS C SALES CHARGES



                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 1.00
-----------------------------------------------------------------------------
Longer than one year                                               0.00



In addition, the distributor pays your financial advisor firm an initial commission of 1.00% on sales of Class C shares.



CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00%, which is paid as a commission to your financial advisor firm on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT       ADVISOR FIRM
          1.00                1.01                 1.00


In addition, the distributor pays your financial advisor firm an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may only exchange your Class D shares for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. In addition, if you acquired Class A shares of the Fund by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 calendar days. You may, however, redeem those shares at any time. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


                                                                            ----

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund or your financial advisor receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. Additional documents may be required from various other legal entities including corporations, agents, fiduciaries and surviving joint owners; please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter, and signatures must be
                       guaranteed by either a bank, a member firm of a national
                       stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


----
 14

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class B, C and D shares. The plan also permits the Fund to pay your financial advisor fees for certain services provided regarding your Class A, B, C and D shares. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting the Fund's web site at www.columbiafunds.com.


                                                                            ----

YOUR ACCOUNT

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends            Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.
---------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

----
 16

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from federal, state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been managing assets since the early 1900's. As of September 1, 2003, Columbia managed over $133 billion in assets.


For the 2002 fiscal year, aggregate advisory fees paid to Columbia by the Fund amounted to 1.00% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
JAMES M. MCALEAR, a Senior Vice President of Columbia, is the portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. McAlear has been the lead portfolio manager since he joined Columbia in 1992. Previously, he was a Senior Vice President of American Express Financial Advisors (1985-1992) and an Executive Director for Merrill Lynch Europe (1972-1985). He received a Master of Arts degree in economics from Michigan State University in 1964.

----
 18

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period indicated. Certain information reflects financial results for a single Class A, B or D share. Because no Class C shares had been sold as of June 30, 2003, information for Class C shares is not presented. Class C shares would have substantially similar returns as the Class B shares because they are invested in the same portfolio of securities and are subject to identical 12b-1 fees. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the period ended December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                                                      (UNAUDITED)
                                                                FOR THE SIX MONTHS ENDED         FOR THE PERIOD ENDED
                                                                        JUNE 30,                     DECEMBER 31,
                                                                          2003                         2002(A)
                                                                        Class A                        Class A
                                                                        -------                        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                   10.05                          10.04
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                          0.05                          (0.02)
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.68                           0.03
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           0.73                           0.01
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                         10.78                          10.05
---------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                     7.26                           0.10
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                    20,616                         20,178
Ratio of expenses to average net assets (%)(e)(f)                          1.83                           1.86
Ratio of net investment loss to average net assets (%)(e)(f)               1.08                          (0.39)
Portfolio turnover rate (%)                                                  24(d)                          96



 (a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.


 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no initial sales charge on contingent deferred sales charge.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (f) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                      (UNAUDITED)
                                                                FOR THE SIX MONTHS ENDED         FOR THE PERIOD ENDED
                                                                        JUNE 30,                     DECEMBER 31,
                                                                          2003                         2002(A)
                                                                        Class B                        Class B
                                                                        -------                        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                   10.02                          10.04
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                            --(c)                       (0.05)
  Net realized and unrealized gain on investments and
  foreign currency                                                         0.68                           0.03
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           0.68                          (0.02)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                         10.70                          10.02
---------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)(f)                                                  6.79                          (0.20)
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                    10,063                         10,920
Ratio of expenses to average net assets (%)(g)(h)                          2.94                           3.64
Ratio of net investment loss to average net assets (%)(g)(h)              (0.06)                         (2.17)
Waiver/reimbursement (%)(h)                                                0.11                           0.11
Portfolio turnover rate (%)                                                  24(e)                          96



 (a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.


 (b) Per share data was calculated using average shares outstanding during the period.


 (c) Rounds to less than $0.01 per share.



 (d) Total return at net asset value assuming no contingent deferred sales charge.



 (e) Not annualized.



 (f) Had the Fund's advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.



 (h) Annualized.


----
 20

FINANCIAL HIGHLIGHTS

THE FUND


                                                                         (UNAUDITED)
                                                                   FOR THE SIX MONTHS ENDED         FOR THE PERIOD ENDED
                                                                           JUNE 30,                     DECEMBER 31,
                                                                             2003                         2002(A)
                                                                           Class D                        Class D
                                                                           -------                        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                      10.02                          10.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                             0.02                          (0.04)
  Net realized and unrealized gain on investments and
  foreign currency                                                            0.69                           0.02
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                              0.71                          (0.02)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                            10.73                          10.02
------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                                     7.09                          (0.20)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                          564                            542
Ratio of expenses to average net assets (%)(f)(g)                             2.44                           3.48
Ratio of net investment loss to average net assets
(%)(f)(g)                                                                     0.51                          (2.01)
Waiver/reimbursement (%)(g)                                                   0.75                           0.75
Portfolio turnover rate (%)                                                     24(d)                          96



 (a) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.


 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (d) Not annualized.

 (e) Had the Fund's advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

                                                                            ----

NOTES

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 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Columbia Funds Distributor, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Columbia International Stock Fund, Inc.: 811-07024

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         Advised by Columbia Management Advisors


         (C)2003 Columbia Funds Distributor, Inc.

         A Member of Columbia Management Group
         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                    115-01/859P-1003

                        COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.


                       COLUMBIA MID CAP GROWTH FUND, INC.



                      COLUMBIA SMALL CAP GROWTH FUND, INC.


                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.


                     COLUMBIA STRATEGIC INVESTOR FUND, INC.


                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Columbia Funds
                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600


         This Statement of Additional Information contains information relating to 15 mutual funds: Columbia Common Stock Fund, Inc. (the "Common Stock Fund" or "CCSF"), Columbia Growth Fund, Inc. (the "Growth Fund" or "CGF"), Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Short Term Bond Fund, Inc. (the "Short Term Bond Fund" or "CSTB"), Columbia Fixed Income Securities Fund, Inc. (the "Fixed Income Securities Fund" or "CFIS"), Columbia National Municipal Bond Fund, Inc. (the "National Municipal Bond Fund" or "CNMF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF"), and Columbia Daily Income Company (the "Columbia Daily Income Company" or "CDIC") (each a "Fund" and together the "Funds").


         Each Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectus are available without charge upon request by calling 1-800-426-3750.

         The Funds' most recent Annual and Semi-Annual Reports to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUNDS.........................................................   4
INVESTMENT RESTRICTIONS..........................................................  18
MANAGEMENT.......................................................................  35
INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES....................  63
PORTFOLIO TRANSACTIONS...........................................................  66
CAPITAL STOCK AND OTHER SECURITIES...............................................  69
DISTRIBUTION AND SERVICING.......................................................  69
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................  73
CUSTODIAN........................................................................  80
INDEPENDENT ACCOUNTANTS..........................................................  81
TAXES............................................................................  81
YIELD AND PERFORMANCE............................................................  88
FINANCIAL STATEMENTS.............................................................  92
APPENDIX I.......................................................................  94
APPENDIX II......................................................................  95



                                October 13, 2003

                            DESCRIPTION OF THE FUNDS

         Each of the Funds is an open-end, management investment company. Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer. The investment adviser for each of the Funds is Columbia Management Advisors, Inc. (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser:

INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUNDS


         The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to each Fund. The investment objective of each Fund, other than the Mid Cap Growth Fund, may not be changed without shareholder approval. The Mid Cap Growth Fund's Board of Directors may change its investment objective, without shareholder approval, upon 30 days written notice to all shareholders. What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. To determine whether a Fund purchases such securities or engages in such practices, see the chart on pages 14 and 15 of this Statement of Additional Information.


Securities Rating Agencies

         Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.

BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

    Aaa - Best quality; smallest degree of investment risk.

    Aa - High quality by all standards.

    Aa and Aaa are known as high-grade bonds.

    A - Many favorable investment attributes; considered upper medium-grade obligations.

    Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

    Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

    B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

    S&P -- The following is a description of S&P's bond ratings:

    AAA - Highest rating; extremely strong capacity to pay principal and interest.

    AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

    A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

    Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

    BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

    B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

    CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in rated securities.

Non-Investment Grade Securities ("Junk Bonds")

         Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P) that are eligible for purchase by certain of the Funds and in particular, by the Columbia High Yield Fund, are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of debt securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

Bank Obligations

         Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

         Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

         A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

         Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

         Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

         Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

         TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

         OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

         Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

         Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

         CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities

         The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

         The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

         Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions

         Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by a Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

         It is the view of the Staff of the Securities and Exchange Commission ("SEC") that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Directors must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and
(2), these practices may be amended from time to time as regulatory provisions permit.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions

         Certain Funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Fund may enter into closing transactions, exercise its options, or permit the options to expire.

         A Fund may also write call options, but only if such options are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Adviser, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund that is permitted to engage in option transactions may write such options on up to 25 percent of its net assets.

         Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Funds permitted to engage in financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. None of the Funds, however, intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Fund may engage in futures transactions only on commodities exchanges or boards of trade.

         A Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

         Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


         The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").


Foreign Equity Securities

         Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

         Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Fund receives from its foreign investments.

         Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

         There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. The Funds will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

         The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

         ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

         Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

         Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

         The risk of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to the extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts

         The value of a Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act or the SEC, a Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with a Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25 percent of the International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

         A Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

         Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Fund will be successful.

Real Estate Investment Trusts ("REITs")

         REITs are pooled investment vehicles that invest primarily in real estate-such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements

         A Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Adviser. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Borrowing

         A Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of a Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset sell securities at that time. Notwithstanding the above, certain of the Funds may not borrow in excess of 5 percent of their assets at any time. As previously noted, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Securities

         Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

         Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, the Funds may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.

         Under the supervision of the Board of Directors of the Funds, the Adviser determines the liquidity of the Funds' portfolio securities, including Rule 144A securities, and, through reports from the Adviser, the Board of Directors monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants

         Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

         Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

         To the extent the High Yield Fund or the Fixed Income Securities Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

Investments in Small and Unseasoned Companies

         Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Dollar Roll Transactions

         "Dollar roll" transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, the Fund foregoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities

         When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Zero-Coupon and Pay-in-Kind Securities

         A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments

         When, as a result of market conditions, the Adviser determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. The International Stock Fund may invest in such securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

Non-Diversified

         The Oregon Municipal Bond Fund and the Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Non-diversified funds are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Oregon Municipal Bond Fund may be more sensitive to adverse economic, business or political developments in the State of Oregon and also if it invests a substantial portion of its assets in the bonds of similar projects.

                  Chart of Securities and Investment Practices


                                                CCSF      CGF        CISF       CMCG       CSCG      CREF        CTF       CSIF
                                                ----      ---        ----       ----       ----      ----        ---       ----
Investment Grade Securities (Baa or higher   *           *          *         *           *         *          *          *
by Moody's, BBB or higher by S&P or
believed by the Adviser to be equivalent),
other than U.S. Government obligations and
municipal securities
Non-Investment Grade Securities              NA          NA         NA        NA          NA        NA         NA         NA
Domestic Bank Obligations                    *           *          *         *           *         *          *          *
U.S. Government Securities                   *           *          *         *           *         *          *          *
Mortgage-Backed Securities                   NA          NA         NA        NA          NA        NA         NA         NA
CMOs                                         NA          NA         NA        NA          NA        NA         NA         NA
Asset-Backed Securities                      NA          NA         NA        NA          NA        NA         NA         NA
Floating or Variable Rate                    NA          NA         NA        NA          NA        NA         NA         NA
Loan Transactions                            X           X          X         X           O         O          O          O
Options & Financial Futures                  O           O          O         O           O         O          O          O
Foreign Equities
   Developed Countries                       33.3%, O    10%, O     +         33.3%, O    25%, O    20%, O     25%, O     25%, +
   Emerging Countries                        X           X          +         X           X         X          X          O
ADRs                                         33.3%, O    10%, O     +         33.3%, O    25%, O    X          25%, O     25%, O
Currency Contracts
   Hedging                                   O           O          25%, +    O           O         O          O          O
   Speculation                               X           X          X         X           X         X          X          X
   Spot Basis                                O           O          +         O           O         O          O          O
Repurchase Agreements                        *           *          *         *           *         *          *          *
Illiquid (exclude 144A securities from       15%, O      15%, O     15%, O    15%, O      15%, O    15%, O     15%, O     15%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants              O           O          O         +           +         +          +          +
Unseasoned/less than three years             5%, O       5%, O      5%, O     10%, +      10%, +    5%, +      10%, O     10%, O
operating history
Small Companies                              O           O          O         +           +         +          +          +
Dollar Roll Transactions                     NA          NA         NA        NA          NA        NA         NA         NA
When-Issued Securities                       O           O          O         O           O         O          O          O
Foreign Fixed Income Securities              NA          NA         O         NA          NA        NA         NA         NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                      NA          NA         NA        NA          NA        NA         NA         NA
Real Estate (excluding REITs)                X           X          X         X           X         X          X          X

                                              CCSF        CGF        CISF      CMCG       CSCG      CREF        CTF       CSIF
                                              ----        ---        ----      ----       ----      ----        ---       ----
REITs                                        +           +          O         +           +         +          O          +
Borrowing                                    5%, *       5%, *      33.3%, *  5%, *       5%, *     5%, *      33.3%, *   33.3%, *


+ Permitted - Part of principal investment strategy

X Not permitted/Fundamental Policy

O Permitted - Not a principal investment strategy

* Temporary Investment or cash management purposes

% Percentage of total or net assets that Fund may invest

NA Not part of investment strategy

                                                 CSTB       CFIS        CMBF        CNMF       CHYF         CBF        CDIC
                                                 ----       ----        ----        -----      ----         ---        ----
Investment Grade Securities (Baa or            +           +          O           O           O           +          NA
higher by Moody's, BBB or higher by
S&P or believed by the Adviser to be
equivalent), other than U.S.
Government obligations and municipal
securities
Non-Investment Grade Securities                10%, O      10%, O     NA          NA          +           10%, O     NA
Domestic Bank Obligations                      *           *          *           *           *           *          +
Commercial Paper                               *           *          *           *           *           *          +
U.S. Government Securities                     +           +          *           *           *           +          +
Mortgage-Backed Securities                     +           +          NA          NA          O           +          NA
CMOs                                           +           +          NA          NA          O           +          NA
Asset-Backed Securities                        +           +          NA          NA          O           +          NA
Floating or Variable Rate                      +           +          NA          NA          O           +          NA
Loan Transactions                              O           O          O           X           O           X          X
Options & Financial Futures                    O           X          X           X           O           O          X
Foreign Equities
   Developed Countries                         NA          NA         NA          NA          NA          33.3%, O   NA
   Emerging Countries                          NA          NA         NA          NA          NA          X          NA
ADRs                                           NA          NA         NA          NA          NA          33.3%, O   NA
Currency Contracts
   Hedging                                     NA          NA         NA          NA          NA          O          NA
   Speculation                                 NA          NA         NA          NA          NA          X          NA
   Spot Basis                                  NA          NA         NA          NA          NA          O          NA
Repurchase Agreements                          *           *          *           *           *           *          *
Illiquid (excludes 144A securities from        15%, O      15%, O     15%, O      15%, O      15%, O      15%, O     10%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants                O           O          NA          NA          O           O          NA
Unseasoned/less than three years               5%, O       5%, O      NA          NA          5%, +       5%, O      NA
operating history
Small Companies                                NA          NA         NA          NA          +           O          NA
Dollar Roll Transactions                       O           O          NA          NA          O           O          NA
When-Issued Securities                         O           O          O           O           O           O          O
Foreign Fixed Income Securities                20%, O      20%, O     NA          NA          10%, O      20%, O     NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                        O           O          +           +           O           O          NA
Real Estate (excluding REITs)                  X           X          X           X           X           X          X
REITs                                          O           O          NA          NA          O           O          NA
Borrowing                                      33.3%, *    5%, *      33.3%, *     33.3%, *   5%, *       5%, *      33.3%, *
Municipal Bonds                                O           O          +           +           NA          O          NA

+    Permitted - Part of principal investment strategy

X    Fundamental policy/not permitted

O    Permitted - Not a principal investment strategy

*    Temporary Investment or cash management purposes

%    Percentage of total or net assets that Fund may invest

NA   Not part of investment strategy

                             INVESTMENT RESTRICTIONS

         The Prospectus sets forth the investment goals and principal investment strategies applicable to each Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, a Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

COLUMBIA COMMON STOCK FUND, INC.

The Common Stock Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA GROWTH FUND, INC.

The Growth Fund may not:

                  1.       Buy or sell commodities or commodity contracts.

                  2. Concentrate more than 25 percent of its investments in any one industry.

                  3. Buy or sell real estate. (However, the Fund may buy readily marketable securities such as real estate investment trusts.)

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase securities of any issuer when those officers and directors of the Fund who individually own 1/2 of 1 percent of the securities of that issuer together own 5 percent or more.

                  6.       Issue senior securities, bonds, or debentures.

                  7. Underwrite securities issued by others except as it may be deemed to be an underwriter of restricted securities.

                  8. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks for extraordinary or emergency purposes.

                  9. Invest more than 5 percent of its total assets at cost in the securities of companies which (with predecessor companies) have a record of less than three years continuous operation and equity securities which are not readily marketable.

                  10. Invest in companies for purposes of control or management.

                  11.      Buy securities on margin or make short sales.

                  12. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA INTERNATIONAL STOCK FUND, INC.

The International Stock Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15, and may enter into foreign currency transactions.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held by the Fund.

                  6. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300 percent. The Fund will not make any additional investments while borrowings exceed 5 percent of the Fund's total assets.

                  10. Invest its funds in the securities of any company if the purchase would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


COLUMBIA MID CAP GROWTH FUND, INC.



The Mid Cap Growth Fund may not:


                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.


         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.


         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


                  2. Invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index, except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment adviser that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.



COLUMBIA SMALL CAP GROWTH FUND, INC.



The Small Cap Growth Fund may not:


                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities held by the Fund. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange. The Fund may write call options that are covered in accordance with rules established by the SEC.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.


         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.


         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


                  2. Invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index, except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment adviser that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.


COLUMBIA REAL ESTATE EQUITY FUND, INC.

The Real Estate Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  3. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  4. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  6. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except as a temporary measure for extraordinary or emergency purposes. The Fund's borrowings may not exceed 5 percent of its gross assets valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets if the market value of such assets exceeds 10 percent of the gross assets, valued at cost, of the Fund.

                  10. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies to exercise control or management.

                  12. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

                  13. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

                  15. Concentrate investments in any one industry, except that the Fund will invest at least 65 percent of the value of its total assets in securities of companies principally engaged in the real estate industry.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA TECHNOLOGY FUND, INC.

The Technology Fund may not:

                  1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  6. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  7. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  8. Invest in companies for the purpose of exercising control or management.

                  9. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  10. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


COLUMBIA STRATEGIC INVESTOR FUND, INC.



The Strategic Investor Fund may not:


                  1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  6. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  7. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  8. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  9. Invest in companies for the purpose of exercising control or management.

                  10. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  11. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA BALANCED FUND, INC.

The Balanced Fund may not:

                  1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

                  2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7.       Issue senior securities, bonds, or debentures.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

                  10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  11. Invest in companies for the purpose of exercising control or management.

                  12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

                  13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

                  14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA SHORT TERM BOND FUND, INC.

The Short Term Bond Fund may not:

                  1.       Issue senior securities, bonds, or debentures.

                  2. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

                  3. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  4. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D's) and bankers' acceptances with maturities not greater than one year. C/D's and bankers' acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The directors will periodically review these decisions of the adviser.

                  5. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pool of real estate mortgage loans.

                  8. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  9. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  10. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

                  14. Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA FIXED INCOME SECURITIES FUND, INC.

The Fixed Income Securities Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (CDs) and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

                  8.       Issue senior securities, bonds, or debentures.

                  9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

                  14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.

The National Municipal Bond Fund may not:

                  1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

                  2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  3. Purchase more than 10 percent of the voting securities of any issuer.

                  4. Buy or sell commodities or commodity future contracts.

                  5.       Issue senior securities, bonds, or debentures.

                  6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

                  7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

                  10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA OREGON MUNICIPAL BOND FUND, INC.

The Oregon Municipal Bond Fund may not:

                  1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

                  2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  3. Purchase more than 10 percent of the voting securities of any issuer.

                  4. Buy or sell commodities or commodity future contracts.

                  5.       Issue senior securities, bonds, or debentures.

                  6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

                  7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

                  8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

                  9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

                  10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA HIGH YIELD FUND, INC.

The High Yield Fund may not:

                  1. Buy or sell commodities or commodity futures contracts.

                  2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in CDs and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

                  3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

                  4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

                  6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

                  7. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

                  8.       Issue senior securities, bonds, or debentures.

                  9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

                  10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

                  11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                  12. Invest in companies to exercise control or management.

                  13. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

                  14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

                  15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA DAILY INCOME COMPANY

The Columbia Daily Income Company may not:

                  1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Fund's shares or as maturities allow.

                  2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.

                  3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.

                  4.       Buy or sell real estate.

                  5.       Buy or sell commodities or commodity contracts.

                  6. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

                  7. Purchase common stocks, preferred stocks, warrants, or other equity securities.

                  8.       Purchase securities on margin.

                  9.       Sell securities short.

                  10.      Write or purchase put or call options.

                  11. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

                  1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

INVESTMENT RESTRICTIONS UNDER RULE 2a-7

         Rule 2a-7 under the 1940 Act requires that all portfolio securities of the Columbia Daily Income Company have at the time of purchase a maximum remaining maturity (as defined in the rule) of 13 months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than 90 days. (The Fund, however, will be invested in short-term debt obligations maturing within 12 months.) Rule 2a-7 further requires that investments by a money market fund must present minimal credit risk and, if rated, must be rated within one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer or, if only one rating agency has assigned a rating, by that agency. Purchases of securities which are unrated or rated by only one rating agency must be approved or ratified by the Board of Directors of the Fund. Securities that are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest category by at least two major rating agencies are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." Securities which are unrated may be purchased only if they are deemed to be of comparable quality to rated securities. Under Rule 2a-7, a fund may not invest more than the greater of 1 percent of its total assets or one million dollars, measured at the time of investment, in the securities of a single issuer that were Second Tier Securities when acquired by the fund. In addition, a money market fund may not under Rule 2a-7 invest more than 5 percent of its total assets in securities that were Second Tier Securities when acquired.

         The Fund may not invest more than 5 percent of its total assets in the securities of any one issuer, except this limitation does not apply to U.S. Government securities and repurchase agreements thereon. The Fund may, however, invest more than 5 percent of its total assets in the First Tier Securities of a single issuer for up to three business days, although the Fund may not make more than one such investment at any one time.

         Investment policies of the Fund are in certain circumstances more restrictive than the restrictions under Rule 2a-7. In particular, investments by the Fund are restricted to the following:

                  1. Securities issued or guaranteed as to principal and interest by the U.S. Government or issued or guaranteed by agencies or instrumentalities thereof and repurchase agreements relating to these securities.

                  2. Commercial paper which, if rated by S&P or Moody's is rated A-1 by S&P and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Board of Directors of the Fund.

                  3. Other corporate debt securities with remaining maturities of less than 12 months, including bonds and notes, of an issuer that has received ratings from S&P and Moody's for its other short-term debt obligations as described in paragraph 2 above, where such corporate debt securities are comparable in priority and security to the rated short-term debt obligations or, if no ratings are available, where such corporate debt securities are determined to be of comparable quality under procedures approved by the Board of Directors of the Fund.

                  4. Obligations of U.S. banks that are members of the Federal Reserve System and have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million and are determined by the Board of Directors of the Fund to be of comparable quality to the obligations described in paragraphs 2 or 3 above. Currently these obligations are CDs, bankers' acceptances, and letters of credit.

         These four investment restrictions applicable to the Fund are also non-fundamental, which means they can be changed by the Board. Any change, however, will only be effective after notice is given to shareholders of the Fund.

                                   MANAGEMENT


         Each Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and goals of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The names, addresses and ages of the directors and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each director and other directorships they hold are shown below. There is no family relationship between any of the directors.


Directors and Officers







DISINTERESTED DIRECTORS:


                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                 TERM OF                                   IN FUND         OTHER
                              POSITION(S)      OFFICE AND           PRINCIPAL              COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS             HELD WITH         LENGTH OF         OCCUPATION(S)          OVERSEEN BY      HELD BY
       AND AGE                   FUNDS        TIME SERVED*     DURING PAST 5 YEARS       DIRECTOR**       DIRECTOR
---------------------         ----------      -------------    --------------------      -----------    -------------
Douglas A. Hacker(1)          Director        Since            Executive Vice                112        None
P.O. Box 66100                                October 2003     President -- Strategy
Chicago, IL 60666                                              of United Airlines
(47 years old)                                                 (airline) since
                                                               December 2002
                                                               (formerly President
                                                               of UAL Loyalty
                                                               Services from
                                                               September 2001 to
                                                               December 2002;
                                                               Executive Vice
                                                               President and Chief
                                                               Financial Officer
                                                               from July 1999 to
                                                               September 2001, and
                                                               Senior Vice President
                                                               and Chief Financial
                                                               Officer from July
                                                               1994 to July 1999 of
                                                               United Airlines).
Janet Langford                Director        Since            Executive Vice                112        None
Kelly(1)                                      October 2003     President --
One Kellogg Square                                             Corporate Development
Battle Creek, MI                                               and Administration,
49016                                                          General Counsel and
(45 years old)                                                 Secretary, Kellogg
                                                               Company (food
                                                               manufacturer) since
                                                               September 1999;
                                                               (formerly Senior Vice
                                                               President, Secretary
                                                               and General Counsel,
                                                               Sara Lee Corporation
                                                               (branded, packaged,

                                                               consumer-products
                                                               manufacturer) from
                                                               January 1995 to
                                                               September 1999).
Richard L.                    Director        Since            Private investor              112        None
Lowry(1)(2)                                   October 2003     since August 1987
10701 Charleston Dr.                                           (formerly Chairman
Vero Beach, FL 32963                                           and Chief Executive
(67 years old)                                                 Officer, U.S. Plywood
                                                               Corporation (building
                                                               products
                                                               manufacturer)).
Charles R. Nelson(1)          Director        Served for 1     Professor of                  112        None
Department of                                 year             Economics, University
Economics                                                      of Washington, since
University of                                                  January 1976; Ford
Washington                                                     and Louisa Van
Seattle, WA 98195                                              Voorhis Professor of
(61 years old)                                                 Political Economy,
                                                               University of
                                                               Washington, since
                                                               September 1993;
                                                               Director, Institute
                                                               for Economic
                                                               Research, University
                                                               of Washington, since
                                                               September 2001;
                                                               Adjunct Professor of
                                                               Statistics,
                                                               University of
                                                               Washington since
                                                               September 1980;
                                                               Associate Editor,
                                                               Journal of Money
                                                               Credit and Banking,
                                                               since September 1993;
                                                               consultant on
                                                               econometric and
                                                               statistical matters.
John J.                       Director        Since            Academic Vice                 115        Saucony, Inc.
Neuhauser(1)(2)(3)                            October 2003     President and Dean of                    (athletic
84 College Road                                                Faculties since                          footwear).
Chestnut Hill, MA                                              August 1999, Boston
02467-3838                                                     College (formerly
(60 years old)                                                 Dean, Boston College
                                                               School of Management
                                                               from September 1977
                                                               to September 1999).
Patrick J. Simpson(1)         Director        Served for 3     Lawyer, Perkins               112        None
1211 S.W. 5th Avenue                          Years            Coie LLP.
Suite 1500
Portland, OR 97204
(58 years old)
Thomas E. Stitzel(1)          Director        Since            Business consultant           112        None
2208 Tawny Woods Pl.                          October 2003     since 1999 (formerly
Boise, ID 83706                                                Professor of Finance
(67 years old)                                                 from

                                                               1975 to 1999 and
                                                               Dean from 1977 to
                                                               1991, College of
                                                               Business, Boise State
                                                               University);
                                                               Chartered Financial
                                                               Analyst.
Thomas C. Theobald(1)         Director        Since            Managing Director,            112        Anixter
27 West Monroe                                October 2003     William Blair                            International
Street,                                                        Capital Partners                         (network support
Suite 3500                                                     (private equity                          equipment
Chicago, IL 60606                                              investing) since                         distributor), Jones
(66 years old)                                                 September 1994.                          Lang LaSalle (real
                                                                                                        estate management
                                                                                                        services), MONY
                                                                                                        Group (life
                                                                                                        insurance) and
                                                                                                        Ventas, Inc.
                                                                                                        (healthcare REIT).
Anne-Lee                      Director        Since            Author and speaker on         113        Chairman of the
Verville(1)(3)                                October 2003     educational systems                      Board, Enesco Group,
359 Stickney Hill                                              needs (formerly                          Inc. (designed,
Road                                                           General Manager,                         imported and
Hopkinton, NH 03229                                            Global Education                         distributed giftware
(58 years old)                                                 Industry from 1994 to                    and collectibles).
                                                               1997, and President,
                                                               Applications Solutions
                                                               Division from 1991 to
                                                               1994, IBM Corporation
                                                               (global education and
                                                               global applications)).
Richard L.                    Director        Served for       Chairman/CEO, The             112        The Regence Group,
Woolworth(1)                                  12 Years         Regence Group (a                         Regence BlueCross
100 S.W. Market St.                                            healthcare                               BlueShield of Oregon;
#1500                                                          maintenance                              NW Natural, a natural
Portland, OR 97207                                             organization).                           gas service provider
(62 years old)



INTERESTED DIRECTORS:

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                               TERM OF                                    IN FUND             OTHER
                            POSITION(S)      OFFICE AND            PRINCIPAL              COMPLEX         DIRECTORSHIPS
  NAME, ADDRESS             HELD WITH         LENGTH OF          OCCUPATION(S)          OVERSEEN BY          HELD BY
     AND AGE                  FUNDS          TIME SERVED      DURING PAST 5 YEARS        DIRECTOR**          DIRECTOR
------------------          ---------        -----------     --------------------       -----------       -------------
William E.                  Director        Since            Managing Partner,              114        Lee
Mayer(1)(2)(4)                              October 2003     Park Avenue Equity                        Enterprises (print
399 Park Avenue                                              Partners (private                         media), WR Hambrecht
Suite 3204                                                   equity) since                             + Co. (financial
New York, NY 10022                                           February 1999                             service provider),
(63 years old)                                               (formerly Founding                        First Health
                                                             partner,                                  (healthcare) and the
                                                             Development Capital                       Reader's Digest
                                                             LLC from November                         Association, Inc.
                                                             1996 to February                          (publishing).
                                                             1999).
Joseph R.                   Director        Director         Executive Vice                 113        None
Palombo(2)(4)               and             Since            President and Chief
245 Summer Street                           October 2003;    Operating Officer of
Boston, MA 02210            President                        CMG since December
(50 years old)                              President        2001; Director,
                                            since            Executive Vice
                                            October 2003     President and Chief
                                                             Operating Officer of
                                                             the Adviser since
                                                             April 2003 (formerly
                                                             Chief Operations
                                                             Officer of Mutual
                                                             Funds, Liberty
                                                             Financial Companies,
                                                             Inc. from August
                                                             2000 to November,
                                                             2001; Vice President
                                                             of the Columbia
                                                             Funds from January
                                                             2003 to October
                                                             2003; Executive Vice
                                                             President of Stein
                                                             Roe & Farnham
                                                             Incorporated (Stein
                                                             Roe) from April 1999
                                                             to April 2003;
                                                             Director of Colonial
                                                             Management
                                                             Associates, Inc.
                                                             from April 1999 to
                                                             April 2003; Director
                                                             of Stein Roe from
                                                             September 2000 to
                                                             April 2003);
                                                             President of Liberty
                                                             Funds and Galaxy
                                                             Funds since February
                                                             2003 (formerly Vice
                                                             President from
                                                             September 2002 to
                                                             February 2003);
                                                             Manager of Stein Roe
                                                             Floating Rate
                                                             Limited Liability
                                                             Company since
                                                             October 2000
                                                             (formerly Vice
                                                             President of Liberty
                                                             Funds from April,
                                                             1999 to August 2000;
                                                             Chief Operating
                                                             Officer and Chief
                                                             Compliance

                                                             Officer, Putnam
                                                             Mutual Funds from
                                                             December 1993 to
                                                             March 1999).


----------


* Each director serves for an indefinite term until the date the director resigns, retires or is removed in accordance with the Bylaws of each Fund.



** "Fund Complex" consists of the Funds and all other registered funds managed by the Adviser and its affiliates and is referred to as the "Columbia Funds Complex.." As of October 1, 2003, the Columbia Funds Complex consisted of the 15 Funds, 12 open-end management investment company portfolios of CMG Fund Trust, approximately 85 open-end and closed-end management investment company portfolios formerly known as the Liberty Funds family of funds, 2 closed-end management investment portfolios known as the All-Star Funds and one limited liability company.



(1) Includes service during 2002 as a director or trustee of the Funds, CMG Fund Trust (12 funds) and the group of funds formerly known as the Liberty Funds (85 funds). On October 7, 2003, the boards of trustees of the Liberty Funds and the boards of trustees/directors of CMG Fund Trust and the Funds were effectively combined into a single board for the Liberty Funds, CMG Fund Trust and the Funds. The All-Star Funds, part of the Columbia Funds Complex, have separate boards of directors.



(2) Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as directors of the Liberty All-Star Funds, currently consisting of two funds, which are advised by an affiliate of the Adviser.



(3) Mr. Neuhauser and Mrs. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is managed by the Adviser. Mr. Palombo is an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC.



(4) "Interested person" as defined by the 1940 Act. Mr. Mayer is an interested person because of his affiliation with WR Hambrecht + Co. WR Hambrecht + Co. is a registered broker-dealer and over the past six months the Funds have, from time to time, used WR Hambrecht + Co. to execute portfolio transactions. Mr. Palombo is an interested person as a director and officer of the Adviser and shareholder of the ultimate parent of the Adviser.






PRINCIPAL OFFICERS:



                                     POSITION(S)
                                     HELD WITH           LENGTH OF TIME                PRINCIPAL OCCUPATION(S)
     NAME AND AGE                      FUNDS                SERVED                       DURING PAST 5 YEARS
----------------------               ----------        ------------------       ------------------------------------
Vicki L. Benjamin (42)               Chief             Since October 2003       Controller of the Liberty Funds and
One Financial Center                 Accounting                                 of the Liberty All- Star Funds since
Boston, MA 02111                     Officer                                    May 2002; Chief Accounting Officer
                                                                                of the Liberty Funds and Liberty
                                                                                All-Star Funds since June 2001;
                                                                                Controller and Chief Accounting
                                                                                Officer of the Galaxy Funds since
                                                                                September 2002 (formerly Vice
                                                                                President and Principal Accounting
                                                                                Officer of the Funds from July 2003
                                                                                to October 2003; Vice President,
                                                                                Corporate Audit, State Street Bank
                                                                                and Trust Company from May 1998 to
                                                                                April 2001; Audit Manager from July
                                                                                1994 to June 1997; Senior Audit
                                                                                Manager from July 1997 to May 1998,
                                                                                Coopers & Lybrand, LLP.

Michael Clarke (33)                  Controller and    Since October 2003       Assistant Treasurer of Liberty Funds
245 Summer Street                    Assistant                                  and Liberty All-Star Funds; Head of
Boston, MA 02110                     Treasurer                                  Compliance & Trustee Reporting,
                                                                                Columbia Management Group; Prior to
                                                                                his current positions, Mr. Clarke
                                                                                was Vice President, Product
                                                                                Development, Liberty Funds Group
                                                                                LLC; Assistant Vice President, Fund
                                                                                Administration, Liberty Funds Group
                                                                                LLC; Audit Manager, Deloitte &
                                                                                Touche LLP.
J. Kevin Connaughton (39)            Treasurer         Since October 2003       Treasurer of Liberty Funds, Liberty
245 Summer Street                                                               All-Star Funds, Stein Roe Funds and
Boston, MA 02110                                                                Galaxy Funds; Senior Vice President
                                                                                of Liberty Funds Group LLC. Prior to
                                                                                his current positions, Mr.
                                                                                Connaughton was Chief Financial
                                                                                Officer of the Funds from December
                                                                                2002 to October 2003, Controller of
                                                                                Liberty Funds, Liberty All-Star
                                                                                Funds and Stein Roe Funds; Vice
                                                                                President of Liberty Funds Group LLC
                                                                                and Colonial Management Associates,
                                                                                Inc.; Senior Tax Manager, Coopers &
                                                                                Lybrand LLP.
Mark A. Wentzien (43)                Secretary         3 Years                  Vice President of the Adviser. Prior
                                                                                to his current positions, Mr.
                                                                                Wentzien was Associate Counsel of
                                                                                the Adviser.


Board of Directors

         The directors of the Funds are responsible for overseeing decisions relating to the investment policies and goals of the Funds. The Funds hire other parties that are responsible for the day-to-day operations of the Fund, such as the Adviser, transfer agent and custodian. The directors meet quarterly to review the Funds' investment policies, performance, expenses, and other business matters. The Funds established an Audit Committee in January 2002. The Audit Committee considers and engage, on an annual basis, the Funds' independent auditors, reviews with management and the independent auditors the Report of Independent Accountants, and generally oversees the audit process. The Audit Committee is composed of the Funds' disinterested directors. The Audit Committee held one meeting during fiscal year ended December 31, 2002.

         In addition, each of the Funds adopted a nominating policy in January 2002 under which the disinterested directors of the Funds are responsible for selecting and nominating candidates for election to serve as directors. The disinterested directors will not consider nominees recommended by Fund shareholders. The Nominating Committee held one meeting during fiscal year ended December 31, 2002.

         Lastly, the Compensation Committee which is composed of the disinterested directors of the Funds is responsible for determining director compensation. The Compensation Committee held one meeting during fiscal year ended December 31, 2002.


         The following table sets forth the dollar range of shares owned by each director as of July 31, 2003 of (i) each individual Fund and (ii) all of the funds in the same family of investment companies as the Funds:


DISINTERESTED DIRECTORS:


                                           DOUGLAS A.               JANET LANGFORD          RICHARD W.
         NAME OF FUND                        HACKER                     KELLY                 LOWRY
-----------------------------              ----------              ----------------         ----------
Common Stock Fund                          None                    None                     None
Balanced Fund                              None                    None                     None
Growth Fund                                None                    None                     None
Mid Cap Growth Fund                        None                    $50,001-$100,000         None

Small Cap Growth Fund                      None                    None                     None
International Stock Fund                   None                    None                     None
Real Estate Equity Fund                    None                    None                     None
Strategic Investor Fund                    None                    None                     None
Technology Fund                            None                    None                     None
Columbia Daily Income Company              None                    None                     None
Fixed Income Securities Fund               None                    None                     None
Short Term Bond Fund                       None                    None                     None
High Yield Fund                            None                    None                     None
Oregon Municipal Bond Fund                 None                    None                     None
National Municipal Bond Fund               None                    None                     None
  AGGREGATE DOLLAR RANGE OF
    FUND SHARES IN FUNDS
    OVERSEEN BY DIRECTOR IN
    FAMILY OF INVESTMENT COMPANIES:        OVER $100,000           OVER $100,000            $10,001-$50,000



                                          DR. CHARLES R.           JOHN J.
             NAME OF FUND                     NELSON              NEUHAUSER
------------------------------------     ----------------         ----------
Common Stock Fund                        None                     None
Balanced Fund                            None                     None
Growth Fund                              None                     None
Mid Cap Growth Fund                      $50,001-$100,000         None
Small Cap Growth Fund                    None                     None
International Stock Fund                 $10,001-$50,000          None
Real Estate Equity Fund                  None                     None
Strategic Investor Fund                  None                     None
Technology Fund                          None                     None
Columbia Daily Income Company            None                     None
Fixed Income Securities Fund             None                     None
Short Term Bond Fund                     None                     None
High Yield Fund                          None                     None
Oregon Municipal Bond Fund               None                     None
National Municipal Bond Fund             None                     None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
    DIRECTOR IN FAMILY OF INVESTMENT
    COMPANIES:                           OVER $100,000            OVER $100,000



                                             PATRICK J.           THOMAS E.
            NAME OF FUND                      SIMPSON              STITZEL
------------------------------------     ----------------      ---------------
Common Stock Fund                        None                  None
Balanced Fund                            $1-$10,000            None
Growth Fund                              $50,001-$100,000      None
Mid Cap Growth Fund                      $1-$10,000            None
Small Cap Growth Fund                    None                  None
International Stock Fund                 None                  None
Real Estate Equity Fund                  None                  None
Strategic Investor Fund                  None                  $10,001-$50,000
Technology Fund                          None                  None
Columbia Daily Income Company            None                  None
Fixed Income Securities Fund             None                  None
Short Term Bond Fund                     None                  None
High Yield Fund                          None                  None
Oregon Municipal Bond Fund               None                  None
National Municipal Bond Fund             None                  None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
    DIRECTOR IN FAMILY OF INVESTMENT
    COMPANIES:                           $50,001-$100,000      $50,001-$100,000

                                        THOMAS C.             ANNE-LEE              RICHARD W.
           NAME OF FUND                 THEOBALD              VERVILLE              WOOLWORTH
---------------------------------       ---------             --------           ---------------
Common Stock Fund                       None                  None               $10,001-$50,000
Balanced Fund                           None                  None               None
Growth Fund                             None                  None               $1-$10,000
Mid Cap Growth Fund                     None                  None               $1-$10,000
Small Cap Growth Fund                   None                  None               $1-$10,000
International Stock Fund                None                  None               $1-$10,000
Real Estate Equity Fund                 None                  None               None
Strategic Investor Fund                 None                  None               $1-$10,000
Technology Fund                         None                  None               None
Columbia Daily Income Company           None                  None               Over $100,000
Fixed Income Securities Fund            None                  None               None
Short Term Bond Fund                    None                  None               None
High Yield Fund                         None                  None               None
Oregon Municipal Bond Fund              None                  None               $10,001-$50,000
National Municipal Bond Fund            None                  None               None
  AGGREGATE DOLLAR RANGE OF
    FUND SHARES IN FUNDS OVERSEEN
    BY DIRECTOR IN FAMILY OF
  INVESTMENT COMPANIES:                 OVER $100,000         NONE*              OVER $100,000



INTERESTED DIRECTORS:



                                        WILLIAM E.           JOSEPH A.
             NAME OF FUND                 MAYER               PALOMBO
--------------------------------        ---------            ---------
Common Stock Fund                       None                 None
Balanced Fund                           None                 None
Growth Fund                             None                 None
Mid Cap Growth Fund                     None                 None
Small Cap Growth Fund                   None                 None
International Stock Fund                None                 None
Real Estate Equity Fund                 None                 None
Strategic Investor Fund                 None                 None
Technology Fund                         None                 None
Columbia Daily Income Company           None                 None
Fixed Income Securities Fund            None                 None
Short Term Bond Fund                    None                 None
High Yield Fund                         None                 None
Oregon Municipal Bond Fund              None                 None
National Municipal Bond Fund            None                 None
  AGGREGATE DOLLAR RANGE OF FUND
    SHARES IN FUNDS OVERSEEN BY
     DIRECTOR IN FAMILY OF
    INVESTMENT COMPANIES:               NONE                 NONE


--------------


* Because Ms. Verville's share ownership in the Liberty Funds is held through her deferred compensation plan, her ownership is not required to be disclosed.



As of July 31, 2003, none of the disinterested directors or nominees or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser.


Approval of Investment Advisory Contract

         Each of the Funds has entered into a separate investment advisory contract with the Adviser. The investment advisory contract is subject to annual approval by the Board of Directors, including a majority of disinterested directors. The existing contracts were last considered and approved at an in-person meeting held in April 2003. In determining the reasonableness of the advisory fees under the contract, the directors considered several factors, including:

    - The nature and quality of services provided to the Funds' shareholders,

-        A comparison of the fee structures of other mutual funds,

-        The profitability of the advisory contract for the Adviser,

- Fall-out benefits realized by the Adviser from service as adviser to the Funds, and

- The existence of economies of scale with respect to the provision of investment advice to the Funds.

         In reviewing the quality of services provided by the Adviser, the directors examined the performance of the Funds compared to other mutual funds with similar investment objectives and against one or more securities indices that were considered appropriate. Performance over one-, three- and five-year periods for each Fund were reviewed as well as rankings and ratings from Lipper Inc. In addition, the directors assessed the day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved and at earlier meetings during the fiscal year. The directors considered the quality of the administrative services provided by the Adviser and its affiliates to the Funds and the financial and other resources of the Adviser and its parent companies.

         The directors reviewed overall expense ratios of the Funds, including the aggregate expenses of the Funds to their net assets, as well as to the Funds' management fee. The directors considered an independent report from Lipper Inc. detailing the expense ratios of comparable funds with similar investment objectives, strategy, size and distribution methods.


         The directors reviewed data related to the profitability of the Adviser with respect to its contracts with the Funds and considered the additional benefits to the Adviser as a result of its relationship with the Funds, including soft dollar benefits. The directors also considered the benefits to affiliates of the Adviser as the result of its management of the Funds, including Columbia Trust Company, which prior to October 18, 2002 served as transfer agent for the Funds and Columbia Funds Services, Inc. fka Liberty Funds Services, Inc. ("CFS,") the Funds' current transfer agent, as well as fees received by the Adviser for services it provides pursuant to a Pricing, Bookkeeping and Administration Agreement and certain brokerage firms affiliated with the Adviser which executed trades for the Funds from time to time.


         After considering these and other factors, and each Fund's specific circumstances, the directors concluded that the advisory contract of each Fund with the Adviser was reasonable for such Fund and in the best interests of its shareholders. During their deliberations, the directors requested from the Adviser all information reasonably necessary for the directors to evaluate each advisory contract. The disinterested directors were also assisted by, and met separately with, their independent counsel. See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and the Funds' investment advisory contract.

Director Compensation:


         The following table sets forth compensation received by the Funds' directors for the fiscal year ended December 31, 2002. No officer of the Funds received any compensation from the Funds in 2002.



                                         JAMES C.     DOUGLAS A.    JANET LANGFORD   RICHARD W.
AGGREGATE COMPENSATION FROM FUND        GEORGE(1)      HACKER(2)       KELLY(2)       LOWRY(2)
--------------------------------       ----------     ----------    --------------   ----------
Common Stock Fund                      $    3,330     None          None             None
Balanced Fund                          $    4,482     None          None             None
Growth Fund                            $    5,203     None          None             None
Mid Cap Growth Fund                    $    3,804     None          None             None
Small Cap Growth Fund                  $    3,533     None          None             None
International Stock  Fund              $    2,916     None          None             None
Real Estate Equity Fund                $    4,076     None          None             None
Strategic Investor Fund                $    2,189     None          None             None
Technology Fund                        $    1,092     None          None             None
Columbia Daily Income Company          $    6,046     None          None             None
Fixed Income Securities Fund           $    3,032     None          None             None
Short Term Bond Fund                   $    1,393     None          None             None
High Yield Fund                        $    2,655     None          None             None
Oregon Municipal Bond Fund             $    3,092     None          None             None
National Municipal Bond Fund           $    1,108     None          None             None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $   57,000     $   98,000    $ 97,000         $124,806

                                      DR. CHARLES R.         JOHN J.
AGGREGATE COMPENSATION FROM FUND       NELSON(3)(4)       NEUHAUSER(2)
--------------------------------       ------------       -------------
Common Stock Fund                      $     1,601        None
Balanced Fund                          $     2,411        None
Growth Fund                            $     2,917        None
Mid Cap Growth Fund                    $     1,934        None
Small Cap Growth Fund                  $     1,743        None
International Stock Fund               $       373        None
Real Estate Equity Fund                $     2,125        None
Strategic Investor Fund                $       799        None
Technology Fund                        $        28        None
Columbia Daily Income Company          $     3,509        None
Fixed Income Securities Fund           $     1,392        None
Short Term Bond Fund                   $       240        None
High Yield Fund                        $     1,127        None
Oregon Municipal Bond Fund             $     1,434        None
National Municipal Bond Fund           $        40        None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $   120,182        $124,974



                                       PATRICK J.            THOMAS E.
AGGREGATE COMPENSATION FROM FUND       SIMPSON(3)            STITZEL(2)
--------------------------------       ----------            ----------
Common Stock Fund                      $    3,330            None
Balanced Fund                          $    4,482            None
Growth Fund                            $    5,203            None
Mid Cap Growth Fund                    $    3,804            None
Small Cap Growth Fund                  $    3,533            None
International Stock Fund               $    2,916            None
Real Estate Equity Fund                $    4,076            None
Strategic Investor Fund                $    2,189            None
Technology Fund                        $    1,092            None
Columbia Daily Income Company          $    6,046            None
Fixed Income Securities Fund           $    3,032            None
Short Term Bond Fund                   $    1,393            None
High Yield Fund                        $    2,655            None
Oregon Municipal Bond Fund             $    3,092            None
National Municipal Bond Fund           $    1,108            None
    TOTAL COMPENSATION FROM
    FUND COMPLEX:                      $   57,000            $98,000



                                        THOMAS C.      ANNE-LEE      RICHARD W.
AGGREGATE COMPENSATION FROM FUND       THEOBALD(2)    VERVILLE(2)   WOOLWORTH(3)
--------------------------------       -----------    -----------   ------------
Common Stock Fund                      None           None          $      3,330
Balanced Fund                          None           None          $      5,203
Growth Fund                            None           None          $      2,916
Mid Cap Growth Fund                    None           None          $      3,804
Small Cap Growth Fund                  None           None          $      3,533
International Stock Fund               None           None          $      4,076
Real Estate Equity Fund                None           None          $      4,482
Strategic Investor Fund                None           None          $      6,046
Technology Fund                        None           None          $      1,393
Columbia Daily Income Company          None           None          $      3,032
Fixed Income Securities Fund           None           None          $      3,092
Short Term Bond Fund                   None           None          $      2,655
High Yield Fund                        None           None          $      1,108
Oregon Municipal Bond Fund             None           None          $      2,189
National Municipal Bond Fund           None           None          $      1,092
   TOTAL COMPENSATION FROM
   FUND COMPLEX:                       $102,000       $102,000      $     57,000



INTERESTED DIRECTORS:

                                        WILLIAM E.          JOSEPH A.
AGGREGATE COMPENSATION FROM FUND         MAYER(2)           PALOMBO(5)
--------------------------------        ----------          ----------
Common Stock Fund                       None                None
Balanced Fund                           None                None
Growth Fund                             None                None
Mid Cap Growth Fund                     None                None
Small Cap Growth Fund                   None                None
International Stock Fund                None                None
Real Estate Equity Fund                 None                None
Strategic Investor Fund                 None                None
Technology Fund                         None                None
Columbia Daily Income Company           None                None
Fixed Income Securities Fund            None                None
Short Term Bond Fund                    None                None
High Yield Fund                         None                None
Oregon Municipal Bond Fund              None                None
National Municipal Bond Fund            None                None
  TOTAL COMPENSATION FROM
    FUND COMPLEX:                       $127,806            NONE


----------


(1) Mr. George resigned as a director of the Funds on October 7, 2003.



(2) Each of Ms. Verville, Ms. Kelly and Messrs. Hacker, Lowry, Mayer, Neuhauser, Palombo, Stitzel and Theobald was elected a director of each of the Funds on October 7, 2003 and did not serve as a director of any Fund during 2002. The compensation amounts for each of them reflect their total compensation paid for service during 2002 as a trustee or director of funds in the Liberty Funds family of funds now referred to as the Columbia Funds Complex..



(3) These amounts reflect the total compensation paid to each director for his service to the Columbia Funds (which was comprised in 2002 of the 15 Funds and 7 portfolios of the CMG Fund Trust) for the calendar year ended December 31, 2002. Dr. Nelson was elected as a director of each of the Funds in July 2002. Information includes compensation Messrs. Woolworth and Simpson received as trustees of CMG Fund Trust which is also advised by the Adviser. Dr. Nelson was elected as a trustee of the CMG Fund Trust on January 27, 2003 and received no compensation from the CMG Fund Trust in 2002. Messrs. Woolworth and Simpson did not receive compensation from any of the Liberty Funds in 2002.



(4) Dr. Nelson's total compensation includes compensation for his service in 2002 as an independent trustee of the funds formerly known as the Liberty Funds.



(5) Mr. Palombo does not receive compensation because he is an employee of the Adviser.


Share Ownership:


As of August 21, 2003, each director and all officers and directors, as a group, owned of record or beneficially less than 1% of the outstanding shares of each Fund.



As of August 21, 2003, to the knowledge of the Funds, no person owned of record or beneficially more than 5% of the outstanding shares of any Fund except the following record owners:



COLUMBIA COMMON STOCK FUND -- CLASS A



                                       PERCENT OF SHARES HELD
        NAME AND ADDRESS                 AT AUGUST 21, 2003
--------------------------------       ----------------------
US Clearing Corp                                28.01%
FBO 210-92171-13
26 Broadway
New York NY 10004-1703

UBS Financial Services Inc.                        11.11%
Virginia Wooten Hudson
80 Stonehaven Circle
Jackson TN 38305-1944

NFSC FBBO # W82-088994                              9.95%
NPS/FMTCIRA
FBO Michael P Kahrs
9340 E Redfield # 1053
Scottsdale AZ 85260-3779

Columbia Trust Company Roth IRA                     9.71%
Allison J. Kirchmer
4407 Mountain Cove Dr
Charlotte NC 28216-7787

NFSC FBBO # W82-078085                              7.30%
Michael P. Kahrs
9340 E. Redfield Rd., Apt. 1053
Scottsdale AZ 85260-3779



COLUMBIA COMMON STOCK FUND -- CLASS B



                                                     PERCENT OF SHARES HELD
                 NAME AND ADDRESS                      AT AUGUST 21, 2003
-------------------------------------------------    --------------------
Citigroup Global Markets Inc.                                 9.77%
00166G04417
333 West 34th St -- 3rd Floor
New York NY 10001-2402

Merrill Lynch Pierce Fenner & Smith for the                   6.90%
  Sole Benefit of Its Customers
Attn Fund Administration # 97E96
4800 Deer Lake Dr E Fl 2
Jacksonville FL 32246-6484
Citigroup Global Markets Inc.                                 5.88%
00171G13368
333 West 34th St -- 3rd Floor
New York NY 10001-2402

Pershing LLC FBO                                              5.43%
Karl L Lewin Trust
Karl L Lewin TTEE DTD 10/25/91
117280788
1 Pershing Plz
Jersey City NJ 07399-0002



COLUMBIA COMMON STOCK FUND -- CLASS D



                                        PERCENT OF SHARES HELD
         NAME AND ADDRESS                 AT AUGUST 21, 2003
-----------------------------------     ----------------------
American Enterprise Investment Svcs             34.56%
FBO 223912391
PO Box 9446
Minneapolis MN 55440-9446

Attn Mutual Funds                               27.10%
Fiserv Securities Inc
FAO 17669748
One Commerce Square
2005 Market Street Suite 1200

Philadelphia PA 19103-7008

UBS Financial Services Inc FBO                       10.79%
Zonnie B Odom Trust B
Catherine Odom TTEE
U/W 12/19/98
310 Grandys Mill Rd
Williston SC 29853-3106

US Clearing Corp                                      8.68%
FBO 172-05150-12
26 Broadway
New York NY 10004-1703

UBS Financial Services Inc.                           6.73%
Barbara Lain Roth IRA
1102 Phillips Ave
Dayton OH 45410-2633

UBS Financial Services Inc. FBO                       6.73%
Laurence Lain
Roth IRA
1102 Phillips Ave
Dayton OH 45410-2633



COLUMBIA COMMON STOCK FUND -- CLASS Z



                                              PERCENT OF SHARES HELD
            NAME AND ADDRESS                   AT AUGUST 21, 2003
-------------------------------------         ---------------------
Charles Schwab & Co Inc                                11.11%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122



COLUMBIA GROWTH FUND -- CLASS A



                                     PERCENT OF SHARES HELD
        NAME AND ADDRESS               AT AUGUST 21, 2003
--------------------------------    -----------------------
UBS Financial Services Inc.                  7.34%
UBS Financial Services Inc. FBO
FBO Peter Peff
1000 Harbor Blvd
PO Box 3321
Weehawken NJ 07086-8154



COLUMBIA GROWTH FUND -- CLASS B



                                  PERCENT OF SHARES HELD
      NAME AND ADDRESS              AT AUGUST 21, 2003
---------------------------       ----------------------
Pershing LLC                              15.06%
P.O. Box 2052
Jersey City NJ 07303-2052

Pershing LLC                               6.94%
P.O. Box 2052
Jersey City NJ 07303-2052



COLUMBIA GROWTH FUND -- CLASS D

                                         PERCENT OF SHARES HELD
          NAME AND ADDRESS                 AT AUGUST 21, 2003
----------------------------------       ----------------------
First Clearing LLC                               27.95%
A/C 3014-8172
Paul E Eklof
Conduit IRA
191 Crystal Avenue
Staten Island NY 10302-2525

UBS Financial Services Inc.                      12.35%
UBS Financial Services Inc. FBO
Philip Perez
PO Box 3321
Weehawken NJ 07086-8154

UBS Financial Services Inc.                      10.94%
Susan R Brigance &
James R Brigance JTWROS
11650 Highland Colony Drive
Roswell GA 30075-2197

LPL Financial Services                            7.13%
A/C 1142-8796
9785 Towne Centre Dr
San Diego CA 92121-1968

Columbia Trust Company                            5.99%
High Technology Corporation
Qingchun Wang
59 Mozart St
E Rutherford NJ 07073-1331

Columbia Trust Company                            5.91%
Morrison & Head LP
Chet W Morrison
9903 Sausalito Drive
Austin TX 78759-6103

UBS Financial Services Inc.                       5.79%
UBS Financial Services Inc. FBO
Phillip J Perez
PO Box 3321
Weehawken NJ 07086-8154



COLUMBIA GROWTH FUND -- CLASS Z



                                  PERCENT OF SHARES HELD
     NAME AND ADDRESS               AT AUGUST 21, 2003
-------------------------         ----------------------
Fleet National Bank                        7.13%
FBO Liberty Omnibus C/C
Attn Various Accts
PO Box 92800
Rochester NY 14692-8900



COLUMBIA INTERNATIONAL STOCK FUND -- CLASS B



                                             PERCENT OF SHARES HELD
            NAME AND ADDRESS                   AT AUGUST 21, 2003
--------------------------------------       ----------------------
Merrill Lynch Pierce Fenner & Smith                   5.83%
For the Sole Benefit of its Customers
Attn Fund Administration #97188
4800 Deer Lake Dr E Fl 2
Jacksonville FL 32246-6484

COLUMBIA INTERNATIONAL STOCK FUND -- CLASS D



                               PERCENT OF SHARES HELD
   NAME AND ADDRESS              AT AUGUST 21, 2003
-----------------------        ----------------------
William A Schuchmann                   5.06%
56 N Prospect St
Ansonia CT 06401-1534



COLUMBIA INTERNATIONAL STOCK FUND -- CLASS Z



                                 PERCENT OF SHARES HELD
       NAME AND ADDRESS            AT AUGUST 21, 2003
-----------------------------    ----------------------
Fleet National Bank                      31.64%
FBO CMC Omnibus C/C
Attn Various
PO Box 92800
Rochester NY 14692-8900

Fleet National Bank                      10.15%
FBO CMC Omnibus C/R
Attn Various
PO Box 92800
Rochester NY 14692-8900



COLUMBIA MID CAP GROWTH FUND -- CLASS A



                                              PERCENT OF SHARES HELD
            NAME AND ADDRESS                    AT AUGUST 21, 2003
--------------------------------------        ----------------------
Charles Schwab & Co Inc                               19.85%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122



COLUMBIA MID CAP GROWTH FUND -- CLASS D



                                         PERCENT OF SHARES HELD
         NAME AND ADDRESS                  AT AUGUST 21, 2003
-------------------------------          ----------------------
Edward D Jones & Co F/A/Q                         6.50%
Beulah Mae Jones Mitchell TTEE
U/A DTD 6/5/96 for
EDJ# 277-03316-1-5
PO Box 2500
Maryland Hts MO 63043-8500

US Clearing Corp                                  5.71%
FBO 236-21936-13
26 Broadway
New York NY 10004-1703

US Clearing Corp                                  5.19%
FBO 236-14719-11
26 Broadway
New York NY 10004-1703



COLUMBIA MID CAP GROWTH FUND -- CLASS Z

                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                                9.80%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Fleet National Bank                                    8.12%
FBO CMC Omnibus C/C
Attn Various
PO Box 92800
Rochester NY 14692-8900

Standard Insurance Company                             5.47%
Attn: Separate Account A/P11D
1100 SW Sixth Avenue
Portland OR 97204-1020



COLUMBIA SMALL CAP GROWTH FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Saxon and Co                                          14.10%
40-40-090-9999464
Omnibus
PO Box 7780-1888
Philadelphia PA 19182-0001

Charles Schwab & Co Inc                                8.16%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Northern Trust Co TTEE                                 6.26%
Intermountain Health Care 401K
PO Box 92994
Chicago IL 60675-2994

Standard Insurance Company                             5.32%
Attn: Separate Account A/P110
1100 SW Sixth Avenue
Portland OR 97204-1020

Wells Fargo Bank MN NA                                 5.06%
FBO Deseret Mutual Fund
Thrift Plan 401K
PO Box 1533
Minneapolis MN 55479-0001



COLUMBIA REAL ESTATE EQUITY FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               32.87%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Nationwide Trust Co FSB                               11.38%
C/O IPO Portfolio Accounting
PO Box 182029
Columbus OH 43218-2029



COLUMBIA REAL ESTATE EQUITY FUND -- CLASS D



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
First Clearing LLC                                     7.18%
A/C 6326-2843
Arni L Nashbar And
8911 Bloomfield Blvd
Sarasota FL 34238-4452



COLUMBIA REAL ESTATE EQUITY FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               32.64%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Fleet National Bank                                   12.99%
FBO CMC Omnibus C/C
Attn Various
PO Box 92800
Rochester NY 14692-8900

National Financial Services LLC for the               10.57%
  Exclusive Benefit of Our Customers
200 Liberty St
One World Financial Center
New York NY 10281-1003

Fleet National Bank                                    5.51%
FBO CMC Omnibus C/R
Attn Various
PO Box 92800
Rochester NY 14692-8900



COLUMBIA BALANCED FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Frances A McConnell                                   17.64%
11866 Girdled Rd
Concord OH 44077-8805

LPL Financial Services                                12.34%
A/C 2840-5622
9785 Towne Centre Dr
San Diego CA 92121-1968

US Clearing Corp                                      10.58%
FBO 210-92171-13
26 Broadway
New York NY 10004-1703

COLUMBIA BALANCED FUND -- CLASS D



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
First Clearing Corp                                   37.82%
A/C 7531-2533
Stephen A Kriso PA
Pension Trust Fund
165 Bell Ave
Hasbrouck Hts NJ 07604-1419

Legg Mason Wood Walker Inc                            10.60%
277-05514-10
PO Box 1476
Baltimore MD 21203-1476

First Clearing Corp                                    9.24%
A/C 7531-2532
Stephen A Kriso MD PA
Pension Trust Fund DTD 12/1/73
165 Bell Ave
Hasbrouck Hts NJ 07604-1419

First Clearing Corp                                    7.42%
A/C 8587-5612
Rennie W Verbeek R/O IRA
PCC Cust
219 Hayden Rd
Groton MA 01450-2031

UBS Financial Services Inc.                            6.12%
Robert Breidenbaugh
Carolyn Breidenbaugh JTWROS
369 E Church St
Elmhurst IL 60126-3602



COLUMBIA BALANCED FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               12.66%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122



COLUMBIA SHORT TERM BOND FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Bear Stearns Securities Corp                          27.23%
FBO 102-20883-20
1 Metrotech Ctr N
Brooklyn NY 11201-3870

Charles Schwab & Co Inc                               12.16%
Special Custody Acct for Exclusive of
  Customers

Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Pershing LLC                                           6.28%
PO Box 2052
Jersey City NJ 07303-2052



COLUMBIA SHORT TERM BOND FUND -- CLASS D



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Merrill Lynch Pierce Fenner & Smith                    5.93%
For the Sole Benefit of its Customers
Attn Fund Administration #97896
4800 Deer Lake Dr E Fl 2
Jacksonville FL 32246-6484



COLUMBIA SHORT TERM BOND FUND -- CLASS G



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Melody J Wilder                                        5.11%
4 Windsor St
Haverhill MA 01830-4127



COLUMBIA SHORT TERM BOND FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Fleet National Bank                                   44.46%
FBO CMC Omnibus C/C
Attn Various
PO Box 92800
Rochester NY 14692-8900

Fleet National Bank                                   16.22%
FBO CMC Omnibus C/R
Attn Various
PO Box 92800
Rochester NY 14692-8900

Fleet National Bank                                   10.25%
FBO CMC Omnibus R/R
Attn Various
PO Box 92800
Rochester NY 14692-8900



COLUMBIA FIXED INCOME SECURITIES FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               21.66%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

MCB Trust Services Cust. FBO                           8.32%
Meridian Trust & Investment Co TTEE
Lawler-Wood, LLC

700 17th Street
Suite 300
Denver CO 80202-3531

MCB Trust Services Cust. FBO                           7.75%
Meridian Trust & Investment Co TTEE
The Eye Center of Oak Ridge, P
700 17th Street
Suite 300
Denver CO 80202-3531



COLUMBIA FIXED INCOME SECURITIES FUND -- CLASS D



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
US Clearing Corp                                       6.47%
FBO 237-09094-14
26 Broadway
New York NY 10004-1703

Raymond James & Assoc Inc                              5.07%
FBO GEMPP IRA
Bin# 77533040
880 Carillon Pkwy
St Petersburg FL 33716-1100



COLUMBIA FIXED INCOME SECURITIES FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               11.08%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Wells Fargo Bank MN NA FBO                             6.41%
WF Agency A/C 12097802
Attn: Mutual Fund Ops
PO Box 1533
Minneapolis MN 55480-1533

Wells Fargo Bank MN NA FBO                             6.21%
NW Def Comp Managed Fix Inc Fd
Attn: Mutual Fund Ops
PO Box 1533
Minneapolis MN 55480-1533



COLUMBIA OREGON MUNICIPAL BOND FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
American Enterprise Investment Svcs                   18.74%
FBO 303955031
PO Box 9446
Minneapolis MN 55440-9446

Pershing LLC                                          12.12%
PO Box 2052
Jersey City NJ 07303-2052

Interra Clearing Services FBO                         10.15%
David A Johnson
Janet M Johnson
JTWROS Ten/WROS
7885 NE Todd Dr
Corvallis OR 97330-9683

Dean Witter FBO                                        7.70%
Gerould H Smith TTEE
PO Box 250
New York NY 10008-0250



COLUMBIA OREGON MUNICIPAL BOND FUND -- CLASS B



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Dain Rauscher Inc FBO                                 20.38%
Gillici F Jackson
Gillici F Jackson Revoclivtrust
U/A DTD 09/01/1998
611 NW 30th St
Corvallis OR 97330-5144

American Enterprise Investment Svcs                   12.21%
FBO 573612971
PO Box 9446
Minneapolis MN 55440-9446

First Clearing Corporation                             7.83%
A/C 2215-8028
Virginia B Whittaker Revocable Living Trust
11056 Bluff Creek Circle
Anchorage AK 99515-2384

First Clearing Corp                                    7.44%
A/C 4687-8053
Jeanette E John &
Robert D John Tr
4451 Cobb Way
Lake Oswego OR 97035-6566



COLUMBIA OREGON MUNICIPAL BOND FUND -- CLASS D



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Dain Rauscher Inc FBO                                 22.70%
Lewis F Roth
Lewis F Roth Revoclivtrust
U/A DTD 07/31/1991
4798 Becker Cir SE
Albany OR 97322-7139

Pershing LLC                                          13.80%
PO Box 2052
Jersey City NJ 07303-2052

LPL Financial Services                                11.53%
A/C 3925-8809
9785 Towne Centre Dr
San Diego CA 92121-1968

American Enterprise Investment Svcs                    7.19%
FBO 307349171
PO Box 9446
Minneapolis MN 55440-9446

Dain Rauscher Inc FBO                                  7.12%
Michael Rosenfield
Ann Rosenfield TIC
60776 Currant Way
Bend OR 97702-9133

NPSC FBBO # 0C3-185612                                 7.12%
Frederick A J Kingery
Frederick A J Kingery
U/A 11/27/1995
4163 SW Greenleaf Ct
Portland OR 97221-3271

Dain Rauscher Inc FBO                                  7.01%
Ruth Lear
Ruth C Lear Trust
U/A DTD 09/13/1989
440 NW Elks Dr Apt 101
Corvallis OR 97330-3747

American Enterprise Investment Svcs                    6.84%
FBO 304417451
PO Box 9446
Minneapolis MN 55440-9446



COLUMBIA OREGON MUNICIPAL BOND FUND -- CLASS Z



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                                6.37%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122



COLUMBIA HIGH YIELD FUND -- CLASS A



                                               PERCENT OF SHARES HELD
             NAME AND ADDRESS                    AT AUGUST 21, 2003
------------------------------------------     ----------------------
Charles Schwab & Co Inc                               39.00%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Louisiana Worker Compensation                          5.82%
2237 S Acadian Thruway
Baton Rouge LA 70808-2371



COLUMBIA HIGH YIELD FUND -- CLASS D

                                             PERCENT OF SHARES HELD
              NAME AND ADDRESS                 AT AUGUST 21, 2003
-------------------------------------------  ----------------------
Merrill Lynch Pierce Fenner & Smith for the         10.85%
 Sole Benefit of Its Customers
Attn Fund Administration # 97E96
4800 Deer Lake Dr E Fl 2
Jacksonville FL 32246-6484



COLUMBIA HIGH YIELD FUND -- CLASS Z



                                             PERCENT OF SHARES HELD
              NAME AND ADDRESS                 AT AUGUST 21, 2003
-----------------------------------------    ----------------------
Charles Schwab & Co Inc                              27.13%
Special Custody Acct for Exclusive of
  Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

Fleet National Bank                                  20.60%
FBO CMC Omnibus C/C
Attn Various
PO Box 92800
Rochester NY 14692-8900

National Financial Services LLC for the              13.99%
  Exclusive Benefit of Our Customers
200 Liberty St
One World Financial Center
New York NY 10281-1003

Fleet National Bank                                   7.67%
FBO CMC Omnibus C/R
Attn Various
PO Box 92800
Rochester NY 14692-8900



COLUMBIA NATIONAL MUNICIPAL BOND FUND -- CLASS A



                                             PERCENT OF SHARES HELD
            NAME AND ADDRESS                   AT AUGUST 21, 2003
-----------------------------------------    ----------------------
Dorothy W Powers                                     12.41%
12011 N 52nd St
Tampa FL 33617-1443

LPL Financial Services                                9.89%
A/C 6910-8052
9785 Towne Centre Dr
San Diego CA 92121-1968

UBS Financial Services Inc.                           9.20%
Carrie Shanle TTEE
Rystrom Family Trust
DTD 8-19-94
3914 25th St Apt 20
Columbus NE 68601-2275

American Enterprise Investment Svcs                   8.83%
FBO 217284721
PO Box 9446
Minneapolis MN 55440-9446

UBS Financial Services Inc.                           7.79%
Robert R Braun Trustee

Eva Braun Testatrust
DTD 2-12-91
PO Box 183
Humphrey NE 68642-0183

Pershing LLC                                          6.94%
PO Box 2052
Jersey City NJ 07303-2052

US Clearing Corp                                      5.12%
FBO 147-03898-16
26 Broadway
New York NY 10004-1703

Arlene M Omeara                                       5.07%
97 Glendale Ave
Winsted CT 06098-1842



COLUMBIA NATIONAL MUNICIPAL BOND FUND -- CLASS B



                                             PERCENT OF SHARES HELD
        NAME AND ADDRESS                       AT AUGUST 21, 2003
--------------------------------             --------------------
Columbia Trust Company                               19.42%
Craig R Company Inc
Craig R Rusert
1005 Redstone Ln
Dunwoody GA 30338-2637

Raymond James & Assoc Inc                            16.63%
FBO Lenoir El
Bin# 82251733
880 Carillon Pkwy
St Petersburg FL 33716-1100

Pauline B Shapiro TTEE                                8.27%
J Bohm TTEE
Pauline B Shapiro Trust
4910 Gadsen Dr
Fairfax VA 22032-2215

NFSC FEBO # B36-232157                                7.00%
Lucille C Paquin
Denise T Szymczuk
428 Iron Mine Hill Rd
N Smithfield RI 02896-8163

Corinne Roudi                                         6.98%
1 Millbrook Rd
Winsted CT 06098-3917

First Clearing Corp                                   6.52%
A/C 7910-0223
Henrietta Sheridan
524 Cherry St
Elizabeth NJ 07208-1826



COLUMBIA NATIONAL MUNICIPAL BOND FUND -- CLASS D



                                             PERCENT OF SHARES HELD
            NAME AND ADDRESS                   AT AUGUST 21, 2003
----------------------------------------     --------------------
J J B Hilliard W L Lyons Inc                         24.82%

Mary Mason Community
A/C 6085-8209
501 S 4th St
Louisville KY 40202-2520

Pershing LLC                                         23.05%
PO Box 2052
Jersey City NJ 07303-2052

First Clearing Corp                                  11.98%
A/C 1155-7195
Daniel Andreucci &
Jeanne P Andreucci
1657 Connor Rd
South Park PA 15129-9036

US Clearing Corp                                     10.66%
FBO 236-21831-19
26 Broadway
New York NY 10004-1703

John Wist & Gladys Wist JT WROS                       6.55%
12111 Faith Ln
Bowie MD 20715-2302

US Clearing Corp                                      5.84%
FBO 599-10131-10
26 Broadway
New York NY 10004-1703

LPL Financial Services                                5.76%
A/C 7755-7245
9785 Towne Centre Dr
San Diego CA 92121-1968

US Clearing Corp                                      5.68%
FBO 592-08498-16
26 Broadway
New York NY 10004-1703



COLUMBIA NATIONAL MUNICIPAL BOND FUND -- CLASS Z



                                             PERCENT OF SHARES HELD
             NAME AND ADDRESS                  AT AUGUST 21, 2003
-----------------------------------------    --------------------
Gunilla Finrow                                        7.68%
80 E Roanoke St Apt 7
Seattle WA 98102-3242

Fleet National Bank Cust                              5.08%
FBO Vijaykumar R Vashee Stock A/C
A/C 0011635200
PO Box 92800
Rochester NY 14692-8900



COLUMBIA TECHNOLOGY FUND -- CLASS A



                                             PERCENT OF SHARES HELD
        NAME AND ADDRESS                       AT AUGUST 21, 2003
--------------------------------             --------------------
Pershing LLC                                         10.19%
PO Box 2052

Jersey City NJ 07303-2052

Pershing LLC                                          8.34%
PO Box 2052
Jersey City NJ 07303-2052

NFSC FEBO # W79-028819                                7.12%
Jonathan Krause
1447 S Crest Dr
Los Angeles CA 90035-3339

Columbia Trust Company                                5.95%
Miller Financial Inc
Patrick J Miller
3133 Coventry
Waterford MI 48329-3213

US Clearing Corp                                      5.45%
FBO 120-91596-13
26 Broadway
New York NY 10004-1703



COLUMBIA TECHNOLOGY FUND -- CLASS B



                                             PERCENT OF SHARES HELD
         NAME AND ADDRESS                      AT AUGUST 21, 2003
---------------------------------            --------------------
NFSC FEBO # APW-359416                                9.39%
Robert Egan
66 Tall Timber Dr
Brick NJ 08723-5669

NFSC FEBO # APX-735949                                9.39%
Statewide Conditioning Inc
PO Box 3185
South Amboy NJ 08879-3185

NFSC FEBO # APW-749290                                9.39%
Suryakant Shukla
Mruoula S Shukla
690 Soldier Hill Rd
Oradell NJ 07649-1202

NFSC FEBO # APW-620572                                9.39%
NFS/FMTCIRA
FBO Donna M Bauer
1739 Golfview Dr
Kissimmee FL 34746-3840

NFSC FEBO # APW-212822                                7.05%
Robert Egan TTEE
Statewide Conditioning
P/S Plan
PO Box 3185
South Amboy NJ 08879-3185



COLUMBIA TECHNOLOGY FUND -- CLASS D



                                             PERCENT OF SHARES HELD
             NAME AND ADDRESS                  AT AUGUST 21, 2003
------------------------------------         ----------------------
Columbia Trust Company                               61.33%
Thomasville Home Furnishings of AZ

Brandon D Levalley
4510 E Weaver Road
Phoenix AZ 85050-6839

FIM Funding Inc                                      10.49%
c/o Liberty Funds Group
100 Federal Street
Mail Stop: MA DE 10021B
Boston MA 02110-1802

Citigroup Global Markets Inc.                         8.98%
00149505937
333 West 34th Street -- 3rd Floor
New York NY 10001-2402

Raymond James & Assoc Inc.                            7.50%
FBO Barnett IRA
Bin# 87998963
880 Carillon Pkwy
St Petersburg FL 33716-1100

Prudential Securities FBO                             7.48%
Brian T Hill
139 S Acorn Dr
Decatur IL 62521-2315



COLUMBIA STRATEGIC INVESTOR FUND -- CLASS A



                                             PERCENT OF SHARES HELD
            NAME AND ADDRESS                   AT AUGUST 21, 2003
---------------------------------------      --------------------
Charles Schwab & Co Inc                              19.07%
Special Custody A/C for Benft Cust
Attn Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122



COLUMBIA STRATEGIC INVESTOR FUND -- CLASS D



                                             PERCENT OF SHARES HELD
           NAME AND ADDRESS                    AT AUGUST 21, 2003
--------------------------------------       --------------------
Citigroup Global Markets Inc.                        24.74%
00112C19149
333 West 34th Street -- 3rd Floor
New York NY 10001-2402

LPL Financial Services                                5.98%
A/C 4599-4330
9785 Towne Centre Dr
San Diego CA 92121-1968

LPL Financial Services                                5.01%
A/C 1492-5738
9785 Towne Centre Dr
San Diego CA 92121-1968



COLUMBIA STRATEGIC INVESTOR FUND -- CLASS Z



                                             PERCENT OF SHARES HELD
              NAME AND ADDRESS                 AT AUGUST 21, 2003
----------------------------------------     ----------------------
Charles Schwab & Co Inc                              13.03%
Special Custody Acct for Exclusive of
  Customers

Attn: Mutual Funds
101 Montgomery St
San Francisco CA 94104-4122

National Financial Services LLC for the               6.93%
  Exclusive Benefit of Our Customers
One World Financial Center
200 Liberty St
New York NY 10281-1003



PROXY VOTING POLICY AND PROCEDURES



         Each Fund has delegated to the Adviser the responsibility to vote proxies relating to portfolio securities held by the Fund.



         The Adviser's policy is to vote all proxies for each client's securities in a manner considered by the Adviser to be in the best interest of its clients, including the Fund and its shareholders, without regard to any benefit to the Adviser or its affiliates. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Adviser determines the best interest of the Fund in light of the potential economic return on the Fund's investment.



         The Adviser addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Adviser, its affiliates, or its other clients or certain other persons. A member of the Proxy Committee is prohibited from voting on any proposal with respect to which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.



         The Adviser has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals requiring special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.



         The Adviser generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO should not be held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnification (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.



         The Adviser generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.



         The Adviser gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Adviser represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights, and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).



         In addition, if a portfolio manager or other party involved with an Adviser client or a Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person that would create a potential conflict of interest.



         The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.



         The Adviser's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, it's the Proxy Committee's functions include annual review of it's the Adviser's Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and to develop and modify voting guidelines and procedures as it deems appropriate or necessary.



         The Adviser uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.





          INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES

         The investment adviser to each of the Funds is Columbia Management Advisors, Inc. (the "Adviser"). Effective October 31, 2002, the Adviser succeeded to the business of Columbia Funds Management Company ("CFMC"), the former adviser to the Funds and an entity under common control with the Adviser. The transfer to the Adviser did not result in a change in the actual control or management of the advisory business of CFMC. The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract, the Adviser provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of the Fund's assets to invest.

         The Adviser provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

         Information regarding the advisory fee payable to the Adviser including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund. For the following Funds, the advisory fee is calculated as a percentage of net assets that declines as net assets increase, as follows:


Columbia Growth Fund, Inc.                 0.75% of the Fund's first $200 million of net assets;
                                           0.625% of the next $300 million of net assets; and
                                           0.50% of net assets in excess of $500 million.

Columbia Daily Income Company              0.50% of the Fund's first $500 million of net assets;
                                           0.45% of the next $500 million of net assets; and
                                           0.40% of net assets in excess of $1 billion.

Columbia Mid Cap Growth Fund, Inc.         1.00% of the Fund's first $500 million of net assets; and
                                           0.75% of net assets in excess of $500 million.

Columbia International Stock Fund, Inc.    1.00% of the Fund's first $500 million of net assets;
                                           0.95% of the next $500 million of net assets; and
                                           0.90% of net assets in excess of $1 billion.


         Advisory fees paid by each of the Funds for each of the last three years were as follows:

             FUND                             2002           2001          2000
             ----                          -----------    -----------   ------------
Columbia Common Stock Fund                 $ 3,238,954    $ 4,439,013   $  5,844,592
Columbia Growth Fund                       $ 5,819,523    $ 8,377,937   $ 12,038,582
Columbia International Stock Fund          $ 1,375,061    $ 1,534,669   $  2,197,202
Columbia Mid Cap Growth Fund               $ 6,341,031    $ 7,790,604   $  9,717,028
Columbia Small Cap Growth Fund             $ 5,936,461    $ 5,137,830   $  4,514,814
Columbia Real Estate Fund                  $ 5,602,888    $ 3,752,707   $  2,527,697
Columbia Technology Fund*                  $    98,750    $   103,027   $      4,427
Columbia Strategic Investor Fund*          $ 2,087,191    $   543,893   $      5,281
Columbia Balanced Fund                     $ 4,095,196    $ 5,191,548   $  5,393,886
Columbia Short Term Bond Fund              $   506,173    $   227,831   $    177,533
Columbia Fixed Income Securities Fund      $ 2,477,847    $ 2,158,251   $  1,886,459
Columbia National Municipal Bond Fund      $    73,374    $    59,637   $     54,029
Columbia Oregon Municipal Bond Fund        $ 2,513,517    $ 2,395,099   $  2,073,536
Columbia High Yield Fund                   $ 2,629,803    $ 1,089,470   $    463,725
Columbia Daily Income Company              $ 5,671,913    $ 5,765,043   $  5,482,957


         ------------
         *These Funds commenced operations November 9, 2000.

         A portion of the Adviser's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. In 2002 and 2001, the Adviser paid financial intermediaries the following amounts:


     FUND - CLASS Z                2002         2001
     --------------              ---------    ---------
Common Stock Fund                $ 133,472    $ 172,066
Growth Fund                      $ 181,348    $ 220,467
International Stock Fund         $  10,611    $  12,657
Mid Cap Growth Fund              $ 150,520    $ 196,990
Small Cap Growth Fund            $ 301,866    $ 276,892
Real Estate Fund                 $ 916,546    $ 586,933
Technology Fund                  $  14,202    $  13,764
Strategic Investor Fund          $ 220,849    $  26,356
Balanced Fund                    $ 313,882    $ 346,180
Short Term Bond Fund             $     147    $     579
Fixed Income Securities Fund     $ 154,983    $ 114,716
National Municipal Bond Fund     $       0    $       3
Oregon Municipal Bond Fund       $  65,880    $  39,912


     FUND - CLASS Z                2002         2001
     --------------              ---------    ---------
High Yield Fund                  $ 489,640    $ 176,010
Columbia Daily Income Company    $       0    $     597


         CFS acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CFS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. For Class Z shares, each Fund pays CFS a per-account fee of $2.27 per month for each shareholder account with the Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month for the Fund (other than the National Municipal Bond Fund, which is not subject to this minimum). For Class A, B, C, D, G and T shares, each Fund pays CFS a monthly fee that is the lower of (i) the monthly fee described for Class Z shares in the preceding sentence, as applied to Class A, B, C, D, G and T shares, and (ii) an annual rate of 0.06% of the average daily closing value of the total net assets for the Class A, B, C, D, G and T shares and certain specified fees on a per account basis. In addition, each Fund pays CFS for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between CFS and each Fund and reimburses CFS for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. For certain classes of certain Funds, CFS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectuses.



         Prior to October 18, 2002, Columbia Trust Company (the "Trust Company"), 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207, served as transfer agent and dividend crediting agent for the Funds. During 2002, each Fund paid the Trust Company a per account fee of $1.66 per month for each shareholder account with the Fund existing at any time during the month. In addition, each Fund paid the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Fund and reimbursed the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. In addition to the transfer agent services described above, the Trust Company hired PFPC Global Fund Services as a sub-transfer agent to provide services related to fund transactions processed through the National Securities Clearing Corporation on behalf of the Common Stock Fund, Growth Fund, Mid Cap Growth Fund, Real Estate Fund, Small Cap Growth Fund, Balanced Fund, High Yield Fund and Fixed Income Securities Fund. Each of the above Funds agreed to pay to the Trust Company the costs incurred by Trust Company in connection with the services provided by PFPC.

         The Transfer Agent Fees paid to CFS and the Trust Company for 2002 under each transfer agent agreement were $1,046,458 for the Common Stock Fund, $1,793,363 for the Growth Fund, $517,140 for the International Stock Fund, $1,248,738 for the Mid Cap Growth Fund, $1,088,066 for the Small Cap Growth Fund, $1,098,945 for the Real Estate Fund, $68,286 for the Technology Fund, $389,408 for the Strategic Investor Fund, $1,163,211 for the Balanced Fund, $125,799 for the Short Term Bond Fund, $530,913 for the Fixed Income Securities Fund, $231,904 for the Oregon Municipal Bond Fund, $463,722 for the High Yield Fund, $1,167,436 for the Columbia Daily Income Company and $6,698 for the Columbia National Municipal Bond Fund. The Transfer Agent Fees paid to the Trust Company were for services performed from January 1, 2002-October 18, 2002. The Transfer Agent Fees paid to CFS were for services performed from October 21, 2002-December 31, 2002.



         Commencing on or about November 1, 2003, the Funds and CFS have agreed to implement a new pricing structure for transfer agent services. Each Fund shall pay the transfer agent an annual charge per open account as follows:



Equity Funds               $28.00
Fixed Income Funds         $34.00
Money Market Funds         $33.50



Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CFS for transfer agent services.



         The Adviser performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Adviser (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b) maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Adviser, each Fund has agreed to pay, on a monthly basis, a fee equal to 1/12 of ..01 of 1 percent of the Fund's average daily net assets. The fee for a Fund in a given year shall not be less than $25,000 or exceed $150,000. The effective date of this agreement was July 1, 2002. The amount paid under this Agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information. Commencing on or about November 1, 2003, the Funds and the Advisor have agreed on a new pricing structure. Each Fund will pay a minimum of $25,000 plus two basis points for fund accounting and $19,565 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses.



         Columbia Funds Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CFD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.


         For the year ended December 31, 2002, the following sales charges were paid by shareholders in respect to Class A and D shares:


                                                 CLASS A             CLASS D
                                                 -------             -------
Columbia Common Stock Fund                       $   28              $   25
Columbia Growth Fund                             $  209              $  727
Columbia International Stock Fund                $1,083              $  391
Columbia Mid Cap Growth Fund                     $1,911              $1,670
Columbia Real Estate Equity Fund                 $8,850              $3,507



                                                 CLASS A             CLASS D
                                                 -------             -------
Columbia Technology Fund                               --                  --
Columbia Strategic Investor Fund                       --            $    112
Columbia Balanced Fund                                 --            $  4,560
Columbia Short Term Bond Fund                    $ 57,528            $ 46,560
Columbia Fixed Income Securities Fund            $ 18,748            $  3,026
Columbia National Municipal Bond Fund            $    474            $     47
Columbia Oregon Municipal Bond Fund              $ 13,688            $  4,783
Columbia High Yield Fund                         $186,189            $140,212



         For the year ended December 31, 2002, CFD, as Distributor, retained the following fees:

                                          FRONT-END SALES CHARGE   CONTINGENT DEFERRED SALES CHARGE
                                          ----------------------   --------------------------------
                                                 CLASS A           CLASS B     CLASS D     CLASS G
                                                 -------           -------     -------     -------
Columbia Common Stock Fund                       $     4           $   250          --          --
Columbia Growth Fund                             $    27                --          --     $ 2,921
Columbia International Stock fund                $   156           $ 2,725     $    34          --
Columbia Mid Cap Growth Fund                     $   252           $ 1,757          --     $    59
Columbia Real Estate Equity Fund                 $ 1,257                --          --          --
Columbia Technology Fund                              --                --          --          --
Columbia Strategic Investor Fund                 $    47           $   853          --          --
Columbia Balanced Fund                                --           $   250          --          --
Columbia Short Term Bond Fund                    $ 6,688           $   718     $    92          --
Columbia Fixed Income Securities Fund            $ 2,252           $    83          --          --
Columbia National Municipal Bond Fund            $     5                --          --          --
Columbia Oregon Municipal Bond Fund              $   584           $ 2,476     $   246          --
Columbia High Yield Fund                         $10,152           $ 1,194     $     2          --



         The Adviser, CFD and CFS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("Fleet"). The Trust Company is a majority-owned subsidiary of the Adviser, with the remaining interest in the Trust Company owned by Fleet National Bank, a wholly owned subsidiary of Fleet. Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.


                             PORTFOLIO TRANSACTIONS


         Each Fund, other than the Strategic Investor Fund, will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.


         The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

         Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Adviser in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

         Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

         The Adviser receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Adviser does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Adviser's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Adviser for its research. On a semi-annual basis, the Adviser's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Adviser's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

         The Adviser may use a Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Adviser pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Adviser. Proposed research to be acquired in this manner must be approved by the Adviser's Soft Dollar Committee which is responsible for determining that the research provides appropriate assistance to the Adviser in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

         The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Adviser and its affiliates might be useful to the Adviser in carrying out its obligations to a Fund.

         Total brokerage commissions paid (agency and principal trades) by each of the respective Funds for each of the last three years were:


            FUND                          2002            2001           2000
           ------                     -----------    --------------  -------------
Common Stock Fund                     $ 2,465,789    $    2,813,448  $   2,743,215
Fixed Income Securities Fund          $   745,452    $      660,869  $     622,625
Growth Fund                           $ 6,505,327    $    6,623,384  $   6,799,260
High Yield Fund                       $ 2,715,011    $    1,389,576  $     249,391
International Stock Fund              $   697,867    $    1,047,040  $   1,571,272
National Municipal Bond Fund          $    17,425    $        8,965  $       9,432
Short Term Bond Fund                  $   263,996    $       86,638  $      54,643
Mid Cap Value Fund                    $ 3,522,189    $    6,056,391  $   8,136,389
Small Cap Growth Fund                 $ 4,531,782    $    4,315,800  $   3,951,660
Real Estate Fund                      $   490,061    $    1,799,984  $     833,591
Balanced Fund                         $ 2,712,568    $    2,815,421  $   2,530,596
Technology Fund*                      $   324,907    $      200,011             --
Strategic Investor Fund*              $ 2,535,318    $    1,274,234             --


-----------------------

*These Funds commenced operations November 9, 2000.


         No brokerage commissions were paid by the Columbia Daily Income Company or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2002, the Common Stock Fund paid $266,634, the Growth Fund paid $466,284, the Mid Cap Growth Fund paid $163,520, the Small Cap Growth Fund paid $197,653, the Balanced Fund paid $268,650, the Real Estate Fund paid $33,755, the Strategic Investor Fund paid $160,633, and the Technology Fund paid $30,200 to acquire third-party research or products.


         Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Adviser may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Adviser may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Adviser, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Adviser, to execute purchase and sale orders. The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the years 2000, 2001, and 2002 were as follows:


                             2002           2001          2000
                            -------       --------      --------
Small Cap Growth Fund       $     0       $    300      $ 20,364
Balanced Fund               $ 9,330       $  6,300      $  1,200
Mid Cap Growth Fund         $     0       $  7,312      $ 64,806
Growth Fund                 $ 3,460       $ 28,880      $ 37,290

Real Estate Equity Fund     $     0       $ 15,612      $  8,658
Strategic Investor Fund*    $11,510       $  2,400            --
Common Stock Fund           $ 2,020       $      0      $      0


--------------------
*This Fund commenced operations November 9, 2000.

The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for 2002 is as follows:


                               2002
                            ---------
Balanced Fund               $     750
Strategic Investor Fund     $  23,875
Common Stock Fund           $   1,000


         For all years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of each Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the Funds may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Funds.

         Buy and sell orders of a Fund may be aggregated by the Adviser with other trades made at the regional trading desk at which the trade is completed with those of other Funds or accounts or other investment pools managed by the Adviser or affiliates of the Adviser to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Adviser, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will typically participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Adviser will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Adviser may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Adviser shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.

         Allocations among accounts managed by the Adviser of investments in initial and secondary public offerings ("IPOs and "SPOs," jointly "POs") are made pursuant to Guidelines (the "Guidelines") established by the Adviser. The Guidelines establish which accounts are eligible to participate in a particular PO and what level of participation is permitted. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the PO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an PO opportunity is appropriate will be made on a fair and equitable basis.


         The Adviser, CFD and the Funds maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security five days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 30 days. Certain securities and transactions, such as mutual fund shares or U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.


         The Adviser and the Funds have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

                       CAPITAL STOCK AND OTHER SECURITIES

    Each Fund is an Oregon corporation and was organized in the year set forth below opposite its name.


           FUND                                  DATE
           ----                                  ----
Common Stock Fund                                1991
Growth Fund                                      1967
International Stock Fund                         1992
Mid Cap Growth Fund                              1985
Small Cap Growth Fund                            1996
Real Estate Fund                                 1994
Technology Fund                                  2000
Strategic Investor Fund                          2000
Balanced Fund                                    1991
Short Term Bond Fund                             1986
Fixed Income Securities Fund                     1983
National Municipal Bond Fund                     1999
Oregon Municipal Bond Fund                       1984
High Yield Fund                                  1993
Columbia Daily Income Company                    1974



         Each Fund offers some or all of the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Directors in accordance with the Investment Company Act of 1940 (the "Act"): Class A, B, C, D, G, T and Z. Shares of each class of a Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class has a different designation, (2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class has the particular features described below. The differences among the classes of the Funds are subject to change by action of the Board of Directors of each Fund and to the extent permitted by the 1940 Act and each Fund's articles of incorporation and bylaws. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.



         Except as indicated in Appendix I, Class G shares of a Fund (other than the Columbia Growth Fund) automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class G shares of the Columbia Growth Fund automatically convert into Class A shares of that Fund at the time disclosed in the Fund's Prospectus for Class G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.



         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.


         Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

                           DISTRIBUTION AND SERVICING

RULE 12b-1 DISTRIBUTION PLAN


         The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CFD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CFD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Columbia Growth Fund, Columbia Mid Cap Growth Fund and Columbia Short Term Bond Fund pay CFD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Columbia Growth Fund, Columbia Mid Cap Growth Fund and Columbia Short Term Bond Fund also pay CFD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.



         CFD has also voluntarily agreed to waive a portion of the Columbia Short Term Bond Fund Class C and Class D distribution fees so that these fees do not exceed 0.40% annually of the Class D's average daily net assets. For the Columbia National Municipal Fund and Columbia Oregon Municipal Bond Fund, CFD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class D's average daily net assets. For the Columbia Fixed Income Securities Fund and Columbia High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class D's average daily net assets.



         The monthly service and distribution fees shall be used by CFD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CFD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above; or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.



         Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and
(d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and (c) providing a service to invest the assets of customers in Class G shares.



         CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CFD's expenses, CFD may realize a profit from the fees. The 12b-1 Plan authorizes the Adviser to make payments out of its own funds for distribution or services costs.



         At this time, the total Class G service and distribution fees have been limited to 0.95% for the Growth Fund and Mid Cap Growth Fund and 0.80% for the Short Term Bond Fund. These limitations may be modified or terminated by the Board of Directors at any time.


SHAREHOLDER SERVICES PLAN


         The Board of Directors has approved a Shareholder Services Plan (the "Services Plan") for Class T shares of the Columbia Mid Cap Growth Fund and the Columbia Short Term Bond Fund. Under the Services Plan, these two Funds may pay FSFs a monthly service fee up to an annual rate of 0.50% of the Fund's net assets attributed to Class T shares beneficially owned by the customers of the FSFs, made up of 0.25% for Shareholder Liaison Services and 0.25% for Administrative Support Services, to compensate FSFs for providing services to beneficial owners of Class T shares. At this time, the fees payable by the holders of Class T shares pursuant to the Services Plan have been limited to 0.30% for the Columbia Mid Cap Growth Fund and 0.15% for the Columbia Short Term Bond Fund. The Services Plan provides that the FSFs will waive the fees to the extent that net investment income attributable to Class T shares earned in the applicable period is less than the fees due for such period.

TERMS OF THE 12b-1 AND SERVICES PLAN


         CFD has advised the Funds that the 12b-1 Plan and the Services Plan could be significant factors in the growth and retention of the Funds' assets, resulting in a more advantageous expense ratio, increased investment flexibility and a greater ability to attract and retain research and portfolio management talent, which could benefit each class of the Funds' shareholders. The 12b-1 Plan and the Services Plan will continue in effect from year to year so long as their continuance is specifically approved at least annually by a vote of the Directors, including the Directors who are not interested persons of a Fund and have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Services Plan or in any related agreements ("Independent Directors"), and, with respect to the 12b-1 Plan, cast in person at a meeting called for the purpose. All material amendments of the 12b-1 Plan or the Services Plan must be approved by the Directors in the manner provided in the foregoing sentence. The 12b-1 Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. The 12b-1 Plan and the Services Plan may be terminated at any time by vote of a majority of the Independent Directors or, with respect to the 12b-1 Plan, by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the 12b-1 Plan and the Services Plan will only be effective if the selection and nomination of the Directors who are not interested persons of the Funds is effected by such Independent Directors.



         The Funds' 12b-1 Plan monthly service and distribution fees paid to CFD for the period ended December 31, 2002 are (Class C shares were not available until October 13 and, accordingly, no fees were paid to CFD by Class C shares in
2002):



                                                         SERVICE FEE                                   DISTRIBUTION FEE
                                                         -----------                                   ----------------
                                          CLASS A     CLASS B     CLASS D     CLASS G     CLASS T     CLASS B     CLASS D   CLASS G
                                          -------     -------     -------     -------     -------     -------     -------   -------
Columbia Common Stock Fund                $     1     $    23     $     7          --          --     $    69     $    22        --
Columbia Growth Fund                      $   486     $    20     $     7     $ 4,689          --     $    60     $    21   $ 3,772
Columbia International Stock Fund         $ 7,932     $ 4,334     $   226          --          --     $13,000     $   677        --
Columbia Mid Cap Growth Fund              $   165     $   483     $    85     $   126     $ 4,340     $ 1,449     $   255   $   274
Columbia Real Estate Equity Fund          $   146     $   198     $    84          --          --     $   594     $   252        --
Columbia Technology Fund                  $     1     $     1     $     1          --          --     $     1     $     1        --
Columbia Strategic Investor Fund          $21,940     $   911     $   148          --          --     $ 2,732     $   443        --
Columbia Balanced Fund                    $    18     $   103     $    90          --          --     $   309     $   269        --
Columbia Short Term Bond Fund             $   877     $ 1,123     $ 1,113     $   178     $ 2,924     $ 3,368     $ 3,336   $   771
Columbia Fixed Income Securities Fund     $    94     $   239     $    83          --          --     $   716     $   250        --
Columbia National Municipal Bond Fund     $    12     $    15     $    12          --          --     $    45     $    35        --
Columbia Oregon Municipal Bond Fund       $    68     $    95     $   126          --          --     $   285     $   378        --
Columbia High Yield Fund                  $ 4,520     $ 3,146     $ 3,030          --          --     $ 9,437     $ 9,091        --



         Sales-related expenses of CFD relating to the Funds were:


COLUMBIA COMMON STOCK FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares        Class B Shares       Class D Shares
                                                       --------------        --------------       --------------
Fees to FSFs                                                 $ 1                 $3,979                 $ 24
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                          $ 4                 $  203                 $  8
Allocated travel, entertainment and other expenses           $ 6                 $  277                 $ 11

COLUMBIA GROWTH FUND

                                                                                Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares       Class G Shares
                                                       --------------       --------------       --------------       --------------
Fees to FSFs                                                $492                $3,450                $716                $4,405
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                         $532                $  174                $180                $4,256
Allocated travel, entertainment and other expenses          $724                $  237                $244                $5,789

COLUMBIA INTERNATIONAL STOCK FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $17,280              $16,309               $465

Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $ 6,111              $ 6,262               $494
Allocated travel, entertainment and other expenses         $ 8,312              $ 8,519               $671


COLUMBIA MID CAP GROWTH FUND


                                                                     Year Ended December 31, 2002
                                                      Class A      Class B      Class D     Class G      Class T
                                                       Shares       Shares       Shares      Shares       Shares
                                                       ------       ------       ------      ------       ------
Fees to FSFs                                           $4,770       $6,350       $1,709       $376        $    0
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                    $3,198       $3,973       $  646       $481        $1,184
Allocated travel, entertainment and other expenses     $4,349       $5,405       $  879       $654        $1,610

COLUMBIA REAL ESTATE EQUITY FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $  113               $42,651              $3,538
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $1,964               $ 2,510              $  877
Allocated travel, entertainment and other expenses         $2,671               $ 3,414              $1,192

COLUMBIA TECHNOLOGY FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                                 $ 0                   $ 0                 $ 0
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                          $ 1                   $15                 $ 0
Allocated travel, entertainment and other expenses           $ 1                   $20                 $ 0


COLUMBIA STRATEGIC INVESTOR FUND


                                                                    Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $11,681              $11,504               $117
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $ 7,192              $ 2,887               $335
Allocated travel, entertainment and other expenses         $ 9,782              $ 3,927               $456

COLUMBIA BALANCED FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                                $ 12                $20,522              $4,635
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                         $189                $ 1,265              $1,126
Allocated travel, entertainment and other expenses          $258                $ 1,721              $1,532

COLUMBIA SHORT TERM BOND FUND

                                                                     Year Ended December 31, 2002
                                                      Class A      Class B      Class D     Class G      Class T
                                                       Shares       Shares       Shares      Shares       Shares
                                                       ------       ------       ------      ------       ------
Fees to FSFs                                          $ 6,140      $180,471     $39,483       $431        $    0

Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                   $12,426      $ 11,521     $11,382       $273        $3,894
Allocated travel, entertainment and other expenses    $16,901      $ 15,670     $15,481       $372        $5,296

COLUMBIA FIXED INCOME SECURITIES FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $   70               $36,595              $2,981
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $2,280               $ 2,491              $  752
Allocated travel, entertainment and other expenses         $3,101               $ 3,389              $1,023

COLUMBIA NATIONAL MUNICIPAL BOND FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $21,292              $1,679                $506
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $    30              $   77                $121
Allocated travel, entertainment and other expenses         $    40              $  105                $165

COLUMBIA OREGON MUNICIPAL BOND FUND

                                                                    Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                               $   50               $16,434              $4,542
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                        $1,168               $ 1,003              $1,140
Allocated travel, entertainment and other expenses         $1,589               $ 1,365              $1,551

COLUMBIA HIGH YIELD FUND

                                                                     Year Ended December 31, 2002
                                                       Class A Shares       Class B Shares       Class D Shares
                                                       --------------       --------------       --------------
Fees to FSFs                                              $ 89,351             $518,822             $165,253
Allocated cost of sales material relating to the
Fund (including printing, mailing and other
promotion expenses)                                       $ 78,557             $ 34,148             $ 41,368
Allocated travel, entertainment and other expenses        $106,874             $ 46,445             $ 56,265

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES AND REDEMPTIONS

         A detailed discussion of how you may purchase, redeem and exchange each class of shares in a Fund is discussed in the Prospectus applicable to such class. The following information and policies are supplemental to that found in the applicable Prospectus.

         Each Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the New York Stock Exchange ("Exchange") on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.



         Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.


         Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


         CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.



         Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described in the Prospectus. Certificates will not be issued. Shareholders may send any certificates which have been previously acquired to CFS for deposit to their account.



         CFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' applicable Prospectus) to FSFs that agree to promote the sale of shares of the Funds or other funds that CFD distributes. At its discretion, CFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

         The following special purchase programs/investor services may be changed or eliminated at any time.


         AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Funds may be purchased through the Automatic Investment Plan. Preauthorized monthly electronic funds transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds from the transfer. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.



         AUTOMATED DOLLAR COST AVERAGING. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.


         Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.


         An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

         You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


         TAX-SHELTERED RETIREMENT PLANS. CFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company serves as Trustee of CFD prototype plans and charges a $20 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.



         Participants in non-CFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CFS. Participants in CFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a CFD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.


         Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


         TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


         CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


         AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-422-3737 or, if you are a Class Z shareholder, at 1-800-338-2550.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


         CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time.


         NAV TRANSFER PROGRAM (CLASS A ONLY). Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through participating FSFs until December 31, 2003.


         RIGHT OF ACCUMULATION (CLASS A, B AND T ONLY). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of shares of all classes of the funds distributed by CFD. The applicable sales charge is based on the combined total of:


                  1.       The current purchase; and


                  2. The value at the public offering price at the close of business on the previous day of all shares (of any class) of funds distributed by CFD held by the shareholder, the shareholder's spouse or the shareholder's minor children (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund).



         CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.


         STATEMENT OF INTENT (CLASS A AND CLASS T SHARES ONLY). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all shares (of any class) of funds distributed by CFD held by the shareholder on the date of the Statement (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.



         During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or Class T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.



         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.



         If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



         Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.



         REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C, D, G or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



         PRIVILEGES OF FINANCIAL SERVICES FIRMS. Class A shares of certain Funds may be sold at NAV to registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.



         PRIVILEGES OF CERTAIN SHAREHOLDERS. Any shareholder eligible to buy Class Z shares may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.



         EXCHANGES FOR AFFILIATES OF CFD. Clients of affiliates of CFD who have previously purchased shares of other investment companies distributed by CFD and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by CFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.


         SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of a Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


         WAIVER OF CONTINGENT DEFERRED SALES CHARGES ("CDSCS") (CLASSES A, B, C, D, G AND T, EXCEPT AS NOTED) CDSCs may be waived on redemptions in the following situations with the proper documentation:


                  1. Death. CDSCs may be waived on redemptions within one year (no such limit for G and T shares) following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse (no spousal requirement for G and T shares), or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death (except for G and T shares), they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


                  2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."


                  3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

                  4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.


                  5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CFD.



                  6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by CFD for at least two years.


         The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

         Shares may also be sold on any day the Exchange is open, either directly to a Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


         To sell shares directly to a Fund, send a signed letter of instruction or stock power form to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CFS for more information at 1-800-345-6611.



         FSFs must receive requests before the time at which a Fund's shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CFS and may charge for this service.


         SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B, Class C and Class D shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, Class C and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


         A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.


         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by a Fund as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


         TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-345-6611 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.



         CHECKWRITING (COLUMBIA DAILY INCOME FUND ONLY). Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $250 for shares of the Columbia Daily Income Fund and not more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


         Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

         NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS


         Distributions are invested in additional shares of the same class of a Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by CFS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


         Shares of the Columbia Daily Income Fund will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES


         Shares of a Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by CFD on the basis of the NAVs per share at the time of exchange. Class D shares may be exchanged for Class C shares. Class Z shares may be exchanged for Class A shares of the other funds that are not offering Class Z shares. Class G shares can be exchanged for Class B shares, but once exchanged into Class B cannot be reexchanged back into Class G. Class T shares can be exchanged for Class A shares, but once exchanged into Class A cannot be reexchanged back into Class T. The prospectus of each Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult CFS before requesting an exchange.



         By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS will require customary additional documentation. Prospectuses of the other funds are available from the CFD Literature Department by calling 1-800-426-3750.


         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


         If you are seeking to exchange Class A shares of your Fund for Class A shares of another fund distributed by CFD, the fund into which you wish to exchange may deny your exchange request if that fund has a higher maximum sales charge and you have held your Class A shares for less than five months. Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.


         An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

         The Funds also reserve the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If a Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

PRICING OF SHARES

         The net asset value ("NAV") per share of each Fund is determined by the Adviser, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

         A Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Funds' Board of Directors. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain securities for which daily market quotations are not readily available, or for which the Adviser believes the quotations do not accurately value the security in question, may be fair valued by the Adviser, pursuant to guidelines established by the Funds' Board of Directors.

         Investments in the Columbia Daily Income Company and other temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Adviser, under procedures adopted by the Funds' Board of Directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.

         The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101 acts as the Funds' general custodian, for both domestic and foreign securities. Through June 2002, U.S. Bank N.A. acted as the general custodian for the Funds (except the International Stock Fund) with respect to domestic securities and J.P. Morgan Chase & Co. acted as the general custodian for the International Stock Fund and provided custody services to those Funds that invest in foreign securities. The Custodian holds securities and cash of the Funds, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Funds, and performs other administrative duties, all as directed by authorized officers of the Adviser. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

         Portfolio securities purchased in the United States are maintained in the custody of the Custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Board of Directors of the Funds or, in the case of foreign securities, by the Custodian, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.

         The Adviser determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                             INDEPENDENT ACCOUNTANTS

         The financial statements of each Fund for the year ended December 31, 2002, the selected per share data and ratios under the caption "Financial Highlights," and the report of PricewaterhouseCoopers LLP, independent accountants, are included in the 2002 Annual Report to Shareholders of the Funds. PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, in addition to examining the financial statements of the Funds, assists in the preparation of the tax returns of the Funds and in certain other matters.

                                      TAXES

FEDERAL INCOME TAXES

         Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Code. Each Fund believes it satisfies the tests to qualify as a regulated investment company. If a Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions would generally be taxable as ordinary dividend income to the shareholders.

         To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

         (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

         (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) 50 percent or more of the value of the assets of the Fund consists of cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements (the "Diversification Test"). In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

         Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement), and
(b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

         A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to a Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

         If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

         SPECIAL ASPECTS OF 90 PERCENT TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

         Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

         Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction (1) that a Fund properly identifies as a hedging transaction, and (2) that is entered into in the normal course of business primarily to manage the risk of price changes or currency fluctuations with respect to the Fund's investments. A mixed straddle is a straddle where (1) at least one (but not all) of the straddle positions are Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

         OREGON MUNICIPAL BOND FUND AND NATIONAL MUNICIPAL BOND FUND. In certain cases, Subchapter M permits the character of tax-exempt interest received and distributed by a regulated investment company to flow through for federal tax purposes as tax-exempt interest to its shareholders, provided that 50 percent or more of the value of its assets at the end of each quarter is invested in municipal bonds. For purposes of this Statement of Additional Information, the term "municipal bonds" refers to obligations that pay interest that is tax-exempt under Section 103 of the Code. For purposes of this Statement of Additional Information, the term "tax-exempt interest" refers to interest that is not includable in gross income for federal income tax purposes. As discussed below, however, tax-exempt interest may result in an increase in the taxes of the recipient because of the alternative minimum tax, the environmental tax, the branch profits tax, or under other provisions of the Code that are beyond the scope of this Statement of Additional Information. The Oregon Municipal Bond Fund and the National Municipal Bond Fund intend to have at least 50 percent of the value of their total assets at the close of each quarter of their taxable year consist of obligations the interest on which is not includable in gross income for federal income tax purposes under Section 103 of the Code. As a result, the Oregon Municipal Bond Fund's and the National Municipal Bond Fund's dividends payable from net tax-exempt interest earned from municipal bonds should qualify as exempt-interest dividends.

         Distributions properly designated by the Oregon Municipal Bond Fund and the National Municipal Bond Fund as representing net tax-exempt interest received on municipal bonds (including municipal bonds of Guam, Puerto Rico, and certain other issuers) will not be includable by shareholders in gross income for federal income tax purposes (except for shareholders who are, or are related to, "substantial users," as discussed below). Distributions representing net taxable interest received by the Oregon Municipal Bond Fund and the National Municipal Bond Fund from sources other than municipal bonds, representing the excess of net short-term capital gain over net long-term capital loss, or representing taxable accrued market discount on the sale or redemption of municipal bonds, will be taxable to shareholders as ordinary income.

         Any capital loss realized upon the redemption of shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund six months or less from the date of purchase of the shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such exempt-interest dividend.
Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period for this purpose.

         Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held. As described below, as a result of 2003 legislation, qualifying dividend distributions to individual shareholders generally are taxed at the same rate that applies to long-term capital gains.


         A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund will not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service, the purchase of such shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Special rules that are beyond the scope of this Statement of Additional Information limit the deduction of interest paid by financial institutions. Investors with questions regarding these issues should consult their tax advisors.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be items of tax preference and must be included in alternative minimum taxable income for the purpose of determining liability, if any, for the 26-28 percent alternative minimum tax for individuals and the 20 percent alternative minimum tax for corporations. Furthermore, the alternative minimum taxable income for corporations includes an adjustment equal to 75 percent of the excess of "adjusted current earnings" over the corporation's other federal alternative minimum taxable income (computed without regard to "adjusted current earnings" and without regard to any "alternative tax net operating loss"). See Section 56(g) of the Code. For the purpose of alternative minimum tax for corporations, all exempt-interest dividends, less any interest expense incurred to purchase or carry shares paying exempt interest dividends, must be taken into account as "adjusted current earnings." In addition, exempt-interest dividends paid to corporate investors may be subject to tax under the environmental tax, which applies at the rate of 0.12 percent on the excess of the "modified alternative minimum taxable income" of the corporation over $2 million. See Section 59A of the Code.

         In some cases, exempt-interest dividends paid by the Oregon Municipal Bond Fund and the National Municipal Bond Fund may indirectly affect the amount of Social Security benefits or railroad retirement benefits that are taxable income to an investor. See Section 86 of the Code.

         Certain foreign corporations may be subject to the "branch profits tax" under Section 884 of the Code. The receipt of dividends from the Oregon Municipal Bond Fund and the National Municipal Bond Fund may increase the liability of the foreign corporation under the branch profits tax, even if such dividends are generally tax-exempt.

         "Substantial users" (or persons related thereto) of facilities financed by certain governmental obligations are not allowed to exclude from gross income interest on such obligations. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders. No investigation as to the substantial users of the facilities financed by bonds in the Oregon Municipal Bond Fund's and the National Municipal Bond Fund's portfolios will be made by the Oregon Municipal Bond Fund and the National Municipal Bond Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Oregon Municipal Bond Fund or the National Municipal Bond Fund.

         At the respective times of issuance of the municipal bonds, opinions relating to the validity thereof and to the exemption of interest thereon from federal income tax generally were or will be rendered by bond counsel engaged by the respective issuing authorities. The Oregon Municipal Bond Fund and the National Municipal Bond Fund will not make any review of the issuance of the municipal bonds or of the basis for such opinions. An opinion concerning tax-exempt interest generally assumes continuing compliance with applicable standards and restrictions. Certain circumstances or actions by an issuer after the date of issuance can cause interest on municipal bonds to become includable in gross income. In some cases, the interest on such bonds could become taxable from the date of issuance. The Oregon Municipal Bond Fund and the National Municipal Bond Fund will not monitor any issuers or any municipal bonds to attempt to ensure that the interest remains tax-exempt.

         If either the Oregon Municipal Bond Fund or the National Municipal Bond Fund declares dividends attributable to taxable interest it has received, it intends to designate as taxable the same percentage of the day's dividend that the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.

         Shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund generally would not be a suitable investment for a tax-exempt institution, a tax-exempt retirement plan, or an individual retirement account. To the extent that such an entity or account is tax-exempt, no additional benefit would result from receiving tax-exempt dividends.

         From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Oregon Municipal Bond Fund and the National Municipal Bond Fund and the value of portfolio securities held by the these Funds would be affected.


         OTHER FUNDS. Shareholders of Funds other than the Oregon Municipal Bond Fund and the National Municipal Bond Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Common Stock Fund, the Growth Fund, the Strategic Investor Fund, the International Stock Fund, the Mid Cap Growth Fund, and the Balanced Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to a Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from a Fund by a shareholder, and is subject to a holding period requirement. In addition, qualifying dividends are includable in adjusted current earnings for purposes of computing the corporate alternative minimum tax. However, distributions from the Columbia Daily Income Company, the Fixed Income Securities Fund, the Short Term Bond Fund and the High Yield Fund are unlikely to so qualify because the income of these Funds consists largely or entirely of interest rather than dividends. In addition, to the extent the Real Estate Fund's income is derived from interest and distributions from real estate investment trusts ("REITs"), distributions from that Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.



         GENERAL CONSIDERATIONS. Distributions from a Fund (other than exempt-interest dividends) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, qualifying dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period and other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. If the Fund receives 95 percent or more of its gross income (not including the excess of net long-term capital gain over net short-term capital loss) in the form of dividends from domestic or qualifying foreign corporations or from certain REIT distributions, the Fund may designate all dividend distributions to individuals other than capital gain dividends as qualifying dividend income taxable at long-term capital gain rates. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.


         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as a short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly-purchased shares will be adjusted to reflect the disallowed loss.

         A portion of the income distributions from the Real Estate Fund will include a tax return of capital because of the nature of the distributions received by the Fund from its holdings in REITs. A tax return of capital is a nontaxable distribution that reduces the tax cost basis of your shares in the Real Estate Fund. The effect of a return of capital is to defer your tax liability on that portion of your income distributions until you sell your shares of the Real Estate Fund. There is no recognition of gain or loss unless the return of capital exceeds the cost basis in the shares.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of capital. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain and, in the case of the Oregon Municipal Bond Fund and the National Municipal Bond Fund, as tax-exempt interest, or in the case of the Real Estate Fund, as a tax return of capital. The ratio of tax-exempt income to total net investment income earned during the year may be substantially different from the ratio of tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of tax-exempt income to total net investment income actually earned while a shareholder.

         A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings. This tax result is extremely unlikely in the case of the Columbia Daily Income Company, which distributes its earnings daily and has few or no capital gains.

         Each Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to payments made in 2003 and 2004, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 30 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.

         If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

         A special tax may apply to a Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall. A Fund may utilize earnings and profits distributed to shareholders on redemptions made during the year in determining the actual distributions made to the shareholders for that year.

         The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

         The Funds may purchase zero coupon bonds (or other discounted debt securities) and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, a Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, a Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because a Fund must distribute 90 percent of its income to remain qualified as a registered investment company, a Fund may be forced to liquidate a portion of its portfolio (possibly at a time when it is not advantageous to do so) to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or less results from fluctuations in the value of the foreign currency concerned.

FOREIGN INCOME TAXES


         The International Stock Fund invests in the securities of foreign corporations and issuers. To a lesser extent, the Common Stock Fund, the Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Real Estate Fund, the Technology Fund, the Strategic Investor Fund, the Balanced Fund, and the High Yield Fund may also invest in such foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income and a Fund's return. The Funds generally expect to incur, however, no foreign income taxes on gains from the sale of foreign securities.


         The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Funds intend to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by a Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

         U.S. FOREIGN TAX CREDITS OR DEDUCTIONS FOR SHAREHOLDERS OF THE INTERNATIONAL STOCK FUND. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50 percent of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding period requirements. The International Stock Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so. None of the other Columbia Funds that may invest in foreign securities will qualify under Section 853 of the Code.

         If the International Stock Fund elects pursuant to Section 853, shareholders of that Fund will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the qualifying income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to limits of Section 904 of the Code, including a holding period requirement. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with the shareholder's tax adviser.

         No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

         Each year, the International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the Fund may be able to elect to treat a PFIC as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS THAT INVEST IN REMICs

         The Real Estate Fund, and to a lesser extent certain other Funds (see "INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUND"), may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Real Estate Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Real Estate Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Real Estate Fund does not intend to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

STATE INCOME TAXES

         FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the Fund.

         NATIONAL MUNICIPAL BOND FUND. Distributions from this Fund may be exempt from the income tax of a state, if the distributions are derived from tax-exempt interest paid on the municipal securities of that state or its political subdivisions. Those distributions may not be exempt from another state's income tax, however. In addition, distributions derived from capital gains generally will be subject to state income tax. Shareholders of the National Municipal Bond Fund should consult their tax advisors regarding whether any portion of distributions received from that Fund is exempt from state income tax, because exemption may depend upon whether the shareholder is an individual, subject to tax in any given state, the residence of the individual, and the particular state tax treatment of mutual funds.


         OREGON MUNICIPAL BOND FUND. Individuals, trusts, and estates will not be subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal bonds of Oregon and its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, individuals, trusts, and estates that are subject to Oregon personal income tax generally are also subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from other types of income, including interest on the municipal bonds of states, other than Oregon. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on income from the Oregon Municipal Bond Fund, including income that is exempt for federal purposes. Shares of the Oregon Municipal Bond Fund will not be subject to Oregon property tax. Additional discussion regarding local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.


         Oregon generally taxes corporations on interest income from municipal bonds. The Oregon Municipal Bond Fund is a corporation. However, ORS 317.309(2) provides that a regulated investment company may deduct from such interest income the exempt-interest dividends that are paid to shareholders. The Oregon Municipal Bond Fund expects to distribute its interest income so that it will not be liable for Oregon corporation excise or income taxes.

         The Oregon Municipal Bond Fund and the National Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds received by the Fund during the preceding year.

         SHORT TERM BOND FUND AND FIXED INCOME FUND. Individuals, trusts, and estates will not be subject to Oregon personal income tax on dividends properly designated by the Short Term Bond Fund as derived from interest on U.S. Government obligations. See

ORS 316.683. If a shareholder pays deductible interest on debt incurred to carry shares of the Short Term Bond Fund, the amount of the tax-exempt dividends for state tax purposes will be reduced. If a shareholder sells shares of the Short Term Bond Fund at a loss after holding them for six months or less, the loss will be disallowed for state purposes to the extent of any state tax-exempt dividend received by the shareholder. Local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

GENERAL INFORMATION

         Capital gains distributed to shareholders of both the Oregon Municipal Bond Fund and the National Municipal Bond Fund will generally be subject to state and local taxes. Further discussion regarding the state and local tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION

         The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

         This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.

                              YIELD AND PERFORMANCE

         The Funds will from time to time advertise or quote their respective yields and total return performance. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return and principal value (except, under normal circumstances, for the Columbia Daily Income Company) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

TOTAL RETURN

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

         NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


         Total return for a newer class of shares for periods prior to inception includes (a) the performance of the newer class of shares since inception and
(b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B, Class C or Class D shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B, Class C or Class D shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Adviser or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

AVERAGE ANNUAL TOTAL RETURN

         The Funds may also publish average annual total return quotations for recent 1-, 5-, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(n)  =   ERV

       Where:     P          =   a hypothetical initial payment of $1000

                  T          =   average annual total return

                  (n)        =   number of years

                  ERV        =   ending redeemable value of a hypothetical
                                 $1000 payment made at the beginning of the 1-, 5-, and 10-year periods (or fractional portion thereof)

         AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

         The Funds may publish average annual return (after taxes on distributions) quotations for recent 1-, 5-, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(n)  =   ATVD

       Where:     P          =   a hypothetical initial payment of $1000

                  T          =   average annual total return (after taxes on
                                 distributions)

                  (n)        =   number of years

                  ATVD       =   ending redeemable value of a hypothetical
                                 $1000 payment made at the beginning of the 1-, 5, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

         AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

         The Funds may publish average annual return quotations (after taxes on distributions and redemption) for recent 1-, 5-, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                   P(1+T)(n) =   ATVDR

        Where:     P         =   a hypothetical initial payment of $1000

                   T         =   average annual total return (after taxes on
                                 distributions and redemption)

                   (n)       =   number of years

                   ATVDR     =   ending redeemable value of a hypothetical $1000
                                 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemption ("total return figures") may also be published for recent 1-, 5-, and 10-year periods where the total return figures represent the percentage return for the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value and the value after taxes on distributions. If a Fund's registration statement under the 1940 Act has been in effect less than 1-, 5-, or 10 years, the time period during which the registration statement has been in effect will be substituted for the periods stated. Total return figures for the Funds for the applicable periods are set forth in the applicable Fund's Prospectus.

YIELD

THE COLUMBIA DAILY INCOME COMPANY

         Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, i.e.:

     net change in value of account of one share        365
     -------------------------------------------    x   --- = Current Yield
       value of account at beginning of period           7

         The current yield for Columbia Daily Income Company Class Z shares for the seven days ended December 31, 2002 was 1.04%.

         Compounded effective yield is calculated by daily compounding of the base period return referred to above. This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, i.e.:

        [(base period return + 1)(365/7)] - 1 = Compounded Effective Yield

The compounded effective yield for the Columbia Daily Income Company Class Z shares for the seven days ended December 31, 2002 was 1.05%.

         The determination of net change in the value of an account for purposes of the Columbia Daily Income Company yield calculations reflects the value of additional shares purchased with income dividends from the original share and income dividends declared on both the original share and the additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or unrealized appreciation or depreciation. The Columbia Daily Income Company includes unrealized appreciation or depreciation, as well as realized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid. Columbia Daily Income Company is offered by Class Z shares only.

THE REAL ESTATE FUND, FIXED INCOME SECURITIES FUND, SHORT TERM BOND FUND, OREGON MUNICIPAL BOND FUND, HIGH YIELD FUND AND NATIONAL MUNICIPAL BOND FUND

         Current yields of the Real Estate Fund, the Short Term Bond Fund, the Fixed Income Securities Fund, the Oregon Municipal Bond Fund, the High Yield Fund, and the National Municipal Bond Fund are calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                           Yield = 2 [(a-b + 1)(6) - 1]
                                       ---
                                       cd

        Where:       a =  dividends and interest earned during the period.

                     b =  expenses accrued for the period (net of
                          reimbursement).

                     c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                     d = the maximum offering price per share on the last day of the period.

         The Funds use generally accepted accounting principles in determining actual income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid. For the 30-day period ended December 31, 2002 the current yields for the funds are as follows:

                                              Class A          Class B           Class D          Class Z
                                              -------          -------           -------          -------
Columbia Fixed Income Securities Fund          3.95%            2.93%             3.04%            4.02%
Columbia High Yield Fund                       6.23%            5.54%             5.84%            6.54%
Columbia National Municipal Bond Fund          3.09%            2.55%             2.74%            3.42%
Columbia Oregon Municipal Bond Fund            3.79%            2.86%             3.25%            3.93%
Columbia Real Estate Fund                      3.76%            3.02%             3.01%            4.31%
Columbia Short Term Bond Fund                   ---              ---               ---             2.94%


         THE OREGON MUNICIPAL BOND FUND

         The Oregon Municipal Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results at the highest then existing marginal combined Oregon and federal income tax rates, calculated according to the following formula:

                               Tax Equivalent Yield =  a + c + e
                                                      --- ---
                                                      1-b 1-d

        Where:       a =   that portion of the current yield of the Fund that is
                           exempt from federal and Oregon income tax.

                     b = highest then-existing marginal combined Federal and Oregon income tax rate.

                     c = that portion of the current yield of the Fund that is only exempt from federal gross income tax.

                     d =   highest then-existing federal income tax rate.

                     e = that portion of the current yield of the Fund that is not tax exempt.

         The Oregon Municipal Bond Fund tax equivalent yields for the 30-period ended December 31, 2002 are as follows:

Class A            Class B          Class D            Class Z
-------            -------          -------            -------
 6.78%              5.12%            5.82%              7.03%

         THE NATIONAL MUNICIPAL BOND FUND

         The National Municipal Bond Fund may also publish a tax equivalent yield for nonresidents of Oregon that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal federal income tax rate, calculated according to the following formula:

                         Tax Equivalent Yield =  a + c
                                                ---
                                                1-b

        Where:       a =   that portion of the current yield of the Fund that is
                           exempt from federal income tax.

                     b = highest then-existing marginal federal income tax rate.

                     c = that portion of the current yield of the Fund that is not tax exempt.

         The National Municipal Bond Fund tax equivalent yields for the 30-period ended December 31, 2002 are as follows:

Class A          Class B          Class D             Class Z
-------          -------          -------             -------
 5.03%            4.15%            4.46%               5.57%

         The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Barron's, Business Week, Forbes, Investor's Business Daily, Money, Morningstar Mutual Funds, The Wall Street Journal, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

         The Funds may also compare their performance to that of a recognized stock or bond index including the Standard & Poor's 500, Dow Jones, the Russell indices, the NASDAQ stock indices, the NAREIT Equity Index, the Lehman indices, the Merrill Lynch indices and the Merrill Lynch 1-5 Year Government/Corporate Index or, with respect to the International Stock Fund, a suitable international index, such as the Morgan Stanley Capital International Europe, Australasia, Far East Index. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

         In addition, the Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and other accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. Treasury bills or notes. There are differences between these income-producing alternatives and the Funds other than their yields, some of which are summarized below.

         TAX-RELATED ILLUSTRATIONS. A Fund also may present hypothetical illustrations (i) comparing the Fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

         GENERAL. From time to time, a Fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

         A Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low


         From time to time, a Fund may also discuss or quote the views of CFD, the Adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.


         The yields of the Funds are not fixed and will fluctuate. The principal value of your investment in each Fund (except, under normal circumstances, the Columbia Daily Income Company) at redemption may be more or less than its original cost. In addition, your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit and other similar accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured up to $100,000. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

                              FINANCIAL STATEMENTS

         The Funds' most recent Annual and Semi-Annual Reports to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual

Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX I

INFORMATION APPLICABLE TO CERTAIN CLASS G SHAREHOLDERS

         Except as set forth below, Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

         The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Growth Fund II and Galaxy Short-Term Bond Fund shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
-----------------------------                                        ---------------
Through first year                                                        5.00
Through second year                                                       4.00
Through third year                                                        3.00
Through fourth year                                                       3.00
Through fifth year                                                        2.00
Through sixth year                                                        1.00
Longer than six years                                                     None

         Class G shares received in exchange for Galaxy Short-Term Bond Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase.

         Class G shares received in exchange for Galaxy Growth Fund II Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class A shares six years after purchase.

         The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Large Cap Growth Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
-----------------------------                                        ---------------
Through first year                                                        5.50
Through second year                                                       5.00
Through third year                                                        4.00
Through fourth year                                                       3.00
Through fifth year                                                        2.00
Through sixth year                                                        1.00
Through the seventh year                                                  None
Longer than seven years                                                   None

         If you acquired Retail B Shares of the Galaxy Large Cap Growth Fund in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class B shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization.

                                   APPENDIX II

                                DECEMBER 31, 2001

       SOURCE                                            CATEGORY
       ------                                            --------
CREDIT SUISSE FIRST BOSTON:                       CSFB High Yield Index
                                                  CSFB Leveraged Loan Index

LIPPER, INC.:                                     AMEX Composite Index P
                                                  AMEX Computer Tech IX P
                                                  AMEX Institutional IX P
                                                  AMEX Major Market IX P
                                                  Bse Sensex Index
                                                  CAC 40: FFR IX P
                                                  CD Rate 1 Month Index Tr
                                                  CD Rate 3 Month Index Tr
                                                  CD Rate 6 Month Index Tr
                                                  Consumer Price Index
                                                  DAX:DM IX TR
                                                  Domini 400 Social Index
                                                  Dow Jones 65 Comp Av P
                                                  Dow Jones Ind Average P
                                                  Dow Jones Ind Dly Reinv
                                                  Dow Jones Ind Mth Reinv
                                                  Dow Jones Trans Av P
                                                  Dow Jones Trans Av Tr
                                                  Dow Jones Util Av P
                                                  Dow Jones Util Av Tr
                                                  Ft/S&P Act Wld Ex US IX
                                                  Jakarta Composite Index
                                                  Jasdaq Index:Yen P
                                                  Lehman 1-3 Govt/Cred Tr
                                                  Lehman 1-3 Govt/Credit P
                                                  Lehman Aggregate Bd P
                                                  Lehman Aggregate Bd Tr
                                                  Lehman Cr Bd Int P
                                                  Lehman Cr Bd Int Tr
                                                  Lehman Govt Bd Int P
                                                  Lehman Govt Bd Int Tr
                                                  Lehman Govt Bd Long P
                                                  Lehman Govt Bd Long Tr
                                                  Lehman Govt Bd P
                                                  Lehman Govt Bd Tr
                                                  Lehman Govt/Cr Bd P
                                                  Lehman Govt/Cr Bd Tr
                                                  Lehman Govt/Cr Int P
                                                  Lehman Govt/Cr Int Tr
                                                  Lehman High Yield P
                                                  Lehman High Yield Tr
                                                  Lehman Muni 10 Yr IX P
                                                  Lehman Muni 10 Yr IX Tr
                                                  Lehman Muni 3 Yr IX P
                                                  Lehman Muni 3 Yr IX Tr
                                                  Lehman Muni 5 Yr IX Tr
                                                  Lehman Muni Bond IX P
                                                  Lehman Muni Bond IX Tr
                                                  ML 10+ Yr Treasury IX Tr
                                                  ML 1-10 YR CORP BD IX P
                                                  ML 1-10 YR CORP BD IX TR
                                                  ML 1-3 Yr Muni IX P
                                                  ML 1-3 Yr Muni IX Tr
                                                  ML 1-3 Yr Treasury IX P
                                                  ML 1-3 Yr Treasury IX Tr
                                                  ML 1-5 Yr Gv/Cp Bd IX P
                                                  ML 1-5 Yr Gv/Cp Bd IX Tr
                                                  ML 15 Yr Mortgage IX P
                                                  ML 15 Yr Mortgage IX Tr
                                                  ML 1-5 Yr Treasury IX P
                                                  ML 1-5 Yr Treasury IX Tr
                                                  ML 3 MO T-Bill IX Tr
                                                  ML 3-5 Yr Govt IX P
                                                  ML 3-5 Yr Govt IX Tr
                                                  ML 3-7 Yr Muni IX Tr
                                                  ML 7-12 YR MUNI IX P

       SOURCE                                            CATEGORY
       ------                                            --------
                                                  ML 7-12 YR MUNI IX TR
                                                  ML Corp Master Index P
                                                  ML Corp Master Index Tr
                                                  ML Gov/ Corp Master IX T
                                                  ML Govt Master Index P
                                                  ML Govt Master Index Tr
                                                  ML Govt/Corp Master IX P
                                                  ML HIGH YLD MASTER 2  P
                                                  ML HIGH YLD MASTER 2  TR
                                                  ML High Yld Master IX P
                                                  ML High Yld Master IX Tr
                                                  ML US CP/GV 10+ YR IX P
                                                  ML US CP/GV 10+ YR IX TR
                                                  ML US DOM MASTER  IX P
                                                  ML US DOM MASTER  IX TR
                                                  MSCI AC Americas Free GD
                                                  MSCI AC Americas Free ID
                                                  MSCI AC Asia Fr-Ja IX GD
                                                  MSCI AC Asia Fr-Ja IX ID
                                                  MSCI AC ASIA PAC FR DGD
                                                  MSCI AC ASIA PAC FR DND
                                                  MSCI AC ASIA PAC FR P IX
                                                  MSCI AC Asia Pac Fr-J GD
                                                  MSCI AC Asia Pac FR-J IX
                                                  MSCI AC Europe IX GD
                                                  MSCI AC Europe IX ID
                                                  MSCI AC Fe Free IX GD
                                                  MSCI AC Fe Free IX ID
                                                  MSCI AC Fe Fr-Ja IX GD
                                                  MSCI AC Fe Fr-Ja IX ID
                                                  MSCI AC Pac Fr-Jpn IX GD
                                                  MSCI AC Pac Fr-Jpn IX ID
                                                  MSCI AC Pacific FR IX ID
                                                  MSCI AC WLD FR VAL IX GD
                                                  MSCI AC WLD FR-US GR DGD
                                                  MSCI AC World Free IX GD
                                                  MSCI AC World Free Ix ID
                                                  MSCI AC World Fr-USA GD
                                                  MSCI AC World Fr-USA ID
                                                  MSCI AC WRLD FR GR DGD
                                                  MSCI AC Wrld Fr-Ja IX GD
                                                  MSCI AC Wrld Fr-Ja IX ID
                                                  MSCI AC WRLD FR-US V DGD
                                                  MSCI Argentina IX GD
                                                  MSCI Argentina IX ID
                                                  MSCI Australia IX GD
                                                  MSCI Australia IX ID
                                                  MSCI Australia IX ND
                                                  MSCI Austria IX GD
                                                  MSCI Austria IX ID
                                                  MSCI Austria IX ND
                                                  MSCI Belgium IX GD
                                                  MSCI Belgium IX ID
                                                  MSCI Belgium IX ND
                                                  MSCI BRAZIL FREE IX GD
                                                  MSCI BRAZIL FREE IX ID
                                                  MSCI Canada IX GD
                                                  MSCI Canada IX ID
                                                  MSCI Canada IX ND
                                                  MSCI Chile IX GD
                                                  MSCI Chile IX ID
                                                  MSCI China Free IX ID
                                                  MSCI Colombia IX GD
                                                  MSCI Colombia IX ID
                                                  MSCI Czech Rep IX GD
                                                  MSCI Czech Rep IX ID
                                                  MSCI Denmark IX GD
                                                  MSCI Denmark IX ID
                                                  MSCI Denmark IX ND
                                                  MSCI EAFE - JAPAN IX ND
                                                  MSCI EAFE - UK IX GD
                                                  MSCI EAFE - UK IX ID
                                                  MSCI EAFE - UK IX ND
                                                  MSCI EAFE + Canada IX GD
                                                  MSCI EAFE + Canada IX ID

       SOURCE                                            CATEGORY
       ------                                            --------
                                                  MSCI EAFE + Canada IX ND
                                                  MSCI EAFE + EMF IX GD
                                                  MSCI EAFE + EMF IX ID
                                                  MSCI EAFE Fr IX ID
                                                  MSCI EAFE GDP Wt IX GD
                                                  MSCI EAFE GDP Wt IX ID
                                                  MSCI EAFE GDP Wt IX ND
                                                  MSCI EAFE GROWTH IX GD
                                                  MSCI EAFE GROWTH IX ID
                                                  MSCI EAFE IX GD
                                                  MSCI EAFE IX ID
                                                  MSCI EAFE IX ND
                                                  MSCI EAFE VALUE IX GD
                                                  MSCI EAFE VALUE IX ID
                                                  MSCI EASEA IX GD
                                                  MSCI EASEA IX ID
                                                  MSCI EASEA IX ND
                                                  MSCI Em Eur/Mid East GD
                                                  MSCI Em Eur/Mid East ID
                                                  MSCI Em Europe IX GD
                                                  MSCI Em Europe IX ID
                                                  MSCI EMF Asia IX GD
                                                  MSCI EMF Asia IX ID
                                                  MSCI EMF Far East IX GD
                                                  MSCI EMF Far East IX ID
                                                  MSCI EMF IX GD
                                                  MSCI EMF IX ID
                                                  MSCI EMF Latin Am IX GD
                                                  MSCI EMF Latin Am IX ID
                                                  MSCI EURO UNION GR IX GD
                                                  MSCI Europe - UK IX GD
                                                  MSCI Europe - UK IX ID
                                                  MSCI Europe - UK IX ND
                                                  MSCI Europe GDP Wt IX ID
                                                  MSCI Europe IX GD
                                                  MSCI Europe IX ID
                                                  MSCI Europe IX ND
                                                  MSCI European Union GD
                                                  MSCI European Union ID
                                                  MSCI EUROPEAN VL IX GD
                                                  MSCI Far East Free IX ID
                                                  MSCI Far East IX GD
                                                  MSCI Far East IX ID
                                                  MSCI Far East IX ND
                                                  MSCI Finland IX GD
                                                  MSCI Finland IX ID
                                                  MSCI Finland IX ND
                                                  MSCI France IX GD
                                                  MSCI France IX ID
                                                  MSCI France IX ND
                                                  MSCI Germany IX GD
                                                  MSCI Germany IX ID
                                                  MSCI Germany IX ND
                                                  MSCI Greece IX GD
                                                  MSCI Greece IX ID
                                                  MSCI Hong Kong IX GD
                                                  MSCI Hong Kong IX ID
                                                  MSCI Hongkong IX ND
                                                  MSCI Hungary IX GD
                                                  MSCI Hungary IX ID
                                                  MSCI India IX GD
                                                  MSCI India IX ID
                                                  MSCI Indonesia FR IX GD
                                                  MSCI Indonesia FR IX ID
                                                  MSCI Ireland IX ID
                                                  MSCI Israel Dom IX ID
                                                  MSCI Israel IX ID
                                                  MSCI Israel Non Dom Ixid
                                                  MSCI Italy IX GD
                                                  MSCI Italy IX ID
                                                  MSCI Italy IX ND
                                                  MSCI JAPAN GROWTH IX GD
                                                  MSCI Japan IX GD
                                                  MSCI Japan IX ID
                                                  MSCI Japan IX ND

       SOURCE                                            CATEGORY
       ------                                            --------
                                                  MSCI JAPAN VALUE IX GD
                                                  MSCI Jordan IX GD
                                                  MSCI Jordan IX ID
                                                  MSCI Kokusai IX GD
                                                  MSCI Kokusai IX ID
                                                  MSCI Kokusai IX ND
                                                  MSCI Korea IX GD
                                                  MSCI Korea IX ID
                                                  MSCI Luxembourg IX ID
                                                  MSCI Malaysia Free Ix GD
                                                  MSCI Malaysia Free IX ID
                                                  MSCI Mexico Free IX GD
                                                  MSCI Mexico Free IX ID
                                                  MSCI N American G IX ID
                                                  MSCI N American Vl IX ID
                                                  MSCI Netherland IX GD
                                                  MSCI Netherland IX ID
                                                  MSCI Netherland IX ND
                                                  MSCI New Zealand IX GD
                                                  MSCI New Zealand IX ID
                                                  MSCI New Zealand IX ND
                                                  MSCI Nordic IX GD
                                                  MSCI Nordic IX ID
                                                  MSCI Nordic IX ND
                                                  MSCI Norway IX GD
                                                  MSCI Norway IX ID
                                                  MSCI Norway IX ND
                                                  MSCI Nth Amer IX GD
                                                  MSCI Nth Amer IX ID
                                                  MSCI Nth Amer IX ND
                                                  MSCI Pac - Japan IX GD
                                                  MSCI Pac - Japan IX ID
                                                  MSCI Pac - Japan IX ND
                                                  MSCI PAC FREE GR IX GD
                                                  MSCI PAC FREE VL IX GD
                                                  MSCI PAC FR-JPN GR IX GD
                                                  MSCI PAC FR-JPN VL IX GD
                                                  MSCI Pacific Free IX ID
                                                  MSCI Pacific Fr-Jpn ID
                                                  MSCI Pacific IX GD
                                                  MSCI Pacific IX ID
                                                  MSCI Pacific IX ND
                                                  MSCI Pakistan IX GD
                                                  MSCI Pakistan IX ID
                                                  MSCI Peru IX GD
                                                  MSCI Peru IX ID
                                                  MSCI Philippines FR DG
                                                  MSCI Philippines FR GD
                                                  MSCI Portugal IX GD
                                                  MSCI Portugal IX ID
                                                  MSCI Russia IX GD
                                                  MSCI Russia IX ID
                                                  MSCI Singapore Fr IX GD
                                                  MSCI Singapore Fr IX ID
                                                  MSCI South Africa IX GD
                                                  MSCI South Africa IX ID
                                                  MSCI Spain IX GD
                                                  MSCI Spain IX ID
                                                  MSCI Spain IX ND
                                                  MSCI Sri Lanka IX GD
                                                  MSCI Sri Lanka IX ID
                                                  MSCI Sweden IX GD
                                                  MSCI Sweden IX ID
                                                  MSCI Sweden IX ND
                                                  MSCI Swtzrlnd IX GD
                                                  MSCI Swtzrlnd IX ID
                                                  MSCI Swtzrlnd IX ND
                                                  MSCI Taiwan IX GD
                                                  MSCI Taiwan IX ID
                                                  MSCI Thailand Free IX GD
                                                  MSCI Thailand Free IX ID
                                                  MSCI Turkey IX GD
                                                  MSCI Turkey IX ID
                                                  MSCI UK IX GD
                                                  MSCI UK IX ID

       SOURCE                                            CATEGORY
       ------                                            --------
                                                  MSCI UK IX ND
                                                  MSCI USA IX GD
                                                  MSCI USA IX ID
                                                  MSCI USA IX ND
                                                  MSCI Venezuela IX GD
                                                  MSCI Venezuela IX ID
                                                  MSCI World - UK IX GD
                                                  MSCI World - UK IX ID
                                                  MSCI World - UK IX ND
                                                  MSCI World - USA IX GD
                                                  MSCI World - USA IX ID
                                                  MSCI World - USA IX ND
                                                  MSCI World Free IX ND
                                                  MSCI World GDP Wt IX ID
                                                  MSCI WORLD GROWTH IX ID
                                                  MSCI World IX Free ID
                                                  MSCI World IX GD
                                                  MSCI World IX ID
                                                  MSCI World IX ND
                                                  MSCI WORLD IX SC DGD IX
                                                  MSCI WORLD IX VALUE
                                                  MSCI WORLD VALUE IX ID
                                                  MSCI WORLD-USA GR IX GD
                                                  MSCI World-USA VL IX GD
                                                  MSCI Wrld - Austrl IX GD
                                                  MSCI Wrld - Austrl IX ID
                                                  MSCI Wrld - Austrl IX ND
                                                  MSCI WRLD EX USA SC GD
                                                  MSCI WRLD EX USA SC ID
                                                  MSCI WRLD EX USA SC ND
                                                  MSCI WRLD FINANCIALS GD
                                                  MSCI WRLD FINANCIALS ID
                                                  MSCI WRLD FREE GR DGD IX
                                                  MSCI WRLD HEALTHCARE GD
                                                  MSCI WRLD HEALTHCARE ID
                                                  MSCI WRLD INFO TECH GD
                                                  MSCI WRLD INFO TECH ID
                                                  MSCI WRLD TECH HD WR GD
                                                  MSCI WRLD TECH HD WR ID
                                                  MSCI WRLD TELECOM GD
                                                  MSCI WRLD TELECOM ID
                                                  NASDAQ 100 IX P
                                                  NASDAQ Bank IX P
                                                  NASDAQ Composite IX P
                                                  NASDAQ Industrial IX P
                                                  NASDAQ Insurance IX P
                                                  NASDAQ Natl Mkt Cmp IX
                                                  NASDAQ Natl Mkt Ind IX
                                                  NASDAQ Transport IX P
                                                  Nikkei 225 Avg:Yen P
                                                  NYSE Composite P
                                                  NYSE Finance IX P
                                                  NYSE Industrials IX P
                                                  NYSE Transportation IX
                                                  NYSE Utilities IX P
                                                  Philippines Composite IX
                                                  PSE Technology IX P
                                                  Russell 1000 Grow Ix
                                                  Russell 1000 Grow IX Tr
                                                  Russell 1000 IX P
                                                  Russell 1000 IX Tr
                                                  Russell 1000 Value Ix
                                                  Russell 1000 Value IX Tr
                                                  Russell 2000 Grow Ix
                                                  Russell 2000 Grow IX Tr
                                                  Russell 2000 IX P
                                                  Russell 2000 IX Tr
                                                  Russell 2000 Value Ix
                                                  Russell 2000 Value IX Tr
                                                  RUSSELL 2500 GROW IX P
                                                  RUSSELL 2500 GROW IX TR
                                                  RUSSELL 2500 IX P
                                                  RUSSELL 2500 IX TR
                                                  RUSSELL 2500 VALUE IX P
                                                  RUSSELL 2500 VALUE IX TR

       SOURCE                                            CATEGORY
       ------                                            --------
                                                  RUSSELL 3000 GROW IX P
                                                  RUSSELL 3000 GROW IX TR
                                                  Russell 3000 IX P
                                                  Russell 3000 IX Tr
                                                  RUSSELL 3000 VALUE IX P
                                                  RUSSELL 3000 VALUE IX TR
                                                  RUSSELL MDCP VALUE IX P
                                                  RUSSELL MDCP VALUE IX TR
                                                  Russell Midcap G IX TR
                                                  RUSSELL MIDCAP GR IX P
                                                  RUSSELL MIDCAP IX P
                                                  RUSSELL MIDCAP IX TR
                                                  RUSSELL SMCP CMPT GRO P
                                                  RUSSELL SMCP CMPT GRO TR
                                                  RUSSELL SMCP CMPT IX P
                                                  RUSSELL SMCP CMPT IX TR
                                                  RUSSELL SMCP CMPT VAL IX
                                                  RUSSELL SMCP CMPT VAL P
                                                  RUSSELL TOP 200 GRO IX P
                                                  RUSSELL TOP 200 GROW  IX
                                                  RUSSELL TOP 200 IX P
                                                  RUSSELL TOP 200 IX TR
                                                  RUSSELL TOP 200 VAL IX P
                                                  RUSSELL TOP 200 VALUE IX
                                                  S & P 100 Index TR
                                                  S & P 500 Daily Reinv
                                                  S & P 500 Index P
                                                  S & P 500 Mnthly Reinv
                                                  S & P 500/BARRA G IX TR
                                                  S & P 500/BARRA V IX TR
                                                  S & P 600 Index P
                                                  S & P 600 Index Tr
                                                  S & P Financial IX P
                                                  S & P Financial IX Tr
                                                  S & P Industrial IX Tr
                                                  S & P Industrials P
                                                  S & P MC 400/BARRA G TR
                                                  S & P MC 400/BARRA V TR
                                                  S & P Midcap 400 IX P
                                                  S & P Midcap 400 IX Tr
                                                  S & P SC 600/BARRA G TR
                                                  S & P SC 600/BARRA V TR
                                                  S & P Transport Index P
                                                  S & P Transport IX Tr
                                                  S & P Utility Index P
                                                  S & P Utility Index Tr
                                                  SB Cr-Hdg Nn-US Wd IX Tr
                                                  SB Cr-Hdg Wd Gv Bd IX Tr
                                                  SB Non-US Wd Gv Bd IX Tr
                                                  SB Wd Gv Bd:Austrl IX Tr
                                                  SB Wd Gv Bd:Germany IX Tr
                                                  SB Wd Gv Bd:Japan IX Tr
                                                  SB Wd Gv Bd:UK IX Tr
                                                  SB Wd Gv Bd:US IX Tr
                                                  SB World Govt Bond IX Tr
                                                  Straits Times Index
                                                  SWISS PERF:SFR IX TR
                                                  TAIWAN SE:T$IX P
                                                  T-Bill 1 Year Index Tr
                                                  T-Bill 3 Month Index Tr
                                                  T-Bill 6 Month Index Tr
                                                  Thailand Set Index
                                                  TOKYO 2ND SCT:YEN IX P
                                                  TOKYO SE(TOPIX):YEN IX P
                                                  TORONTO 300:C$IX P
                                                  TORONTO SE 35:C$IX P
                                                  Value Line Cmp IX-Arth
                                                  Value Line Cmp IX-Geom
                                                  Value Line Industrl IX
                                                  Value Line Railroad IX
                                                  Value Line Utilities IX

THE NATIONAL ASSOCIATION OF
REAL ESTATE INVESTMENT FUND:                      Real Estate Investment Fund Index

       SOURCE                                                    CATEGORY
       ------                                                    --------
SALOMON SMITH BARNEY:                            SSB World Ex U.S. Cap Range $2-$10 Billion
                                                 SSB EMI Global Ex U.S.
                                                 SSB EMI World Ex U.S.
                                                 Salomon 30 Year Benchmark

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company.

* in U.S. currency

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a1)     Registrant's Articles of Incorporation.(1)


         (a2)     Amended and Restated Articles of Incorporation.(5)

         (a3) Articles of Amendment to the Amended and Restated Articles of Incorporation.(5)

         (a4) Articles of Amendment to the Amended and Restated Articles of Incorporation.*


         (b)      Restated Bylaws.(1)

         (c)      Specimen Stock Certificate.(1)


         (d1)     Investment Advisory Contract.(1)

         (d2)     Amendment No. 1 to the Investment Advisory Contract.*

         (e)      Distribution Agreement.(4)


         (f)      Not applicable.

         (g)      Master Custodian Agreement with State Street Bank & Trust
                  Co.(3)


         (h1)     Shareholders' Servicing and Transfer Agent Agreement.(4)

         (h2)     Pricing, Bookkeeping and Fund Administration Agreement.*


         (i)      Opinion of Counsel - Not applicable for this filing.

         (j)      Consent of Accountants.*

         (k)      Omitted Financial Statements - Not applicable.

         (l)      Not applicable.


         (m)      Form of Rule 12b-1 Plan as amended.*

         (n)      Form of Rule 18f-3 Plan as amended.*


         (p)      Code of Ethics.*


         (q1)     Powers of Attorney for Messrs. George, Simpson and
                  Woolworth.(2)

         (q2)     Power of Attorney for Mr. Nelson.(5)


         (1) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, File No. 33-48994 filed February 23, 1998.

         (2) Incorporated herein by reference to Post-Effective Amendment No. 18 to Columbia Short Term Bond Fund, Inc.'s Registration Statement on Form N-1A, File No. 33-8843 filed December 15, 2000.


         (3) Incorporated herein by reference to the Registrant's Registration Statement on Form N-14, File No. 333-91914, filed on July 3, 2002.


         (4) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Columbia Mid Cap Growth Fund, Inc.'s, formerly Columbia Special Fund, Inc., Registration Statement on Form N-1A, File No. 333-91934, filed on October 28, 2002.

         (5) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, File No. 33-48994 filed May 1, 2003.

         * Filed herewith.


Item 24. Persons Controlled by or Under Common Control with Registrant


         The Registrant is controlled by its Board of Directors, whose members also serve as members of the Board of Trustees/Directors of approximately 113 funds and portfolios managed by Columbia Management Advisors, Inc., an Oregon corporation (the "Adviser"). FleetBoston Financial Corporation ("Fleet") is a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956. The Adviser, Columbia Funds Services, Inc., the Fund's transfer agent, and Columbia Funds Distributor, Inc., the Fund's distributor, are indirect wholly owned subsidiaries of Fleet. See "Management" and "Investment Advisory and Other Fees paid to Affiliates" in the Statement of Additional Information.


Item 25. Indemnification

         Oregon law and the articles of incorporation and bylaws of the Registrant provide that any director or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant to the fullest extent not prohibited by the Oregon Business Corporation Act and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission.

         Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or director in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or director in the successful defense of any such action, suit, or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26. Business and Other Connections of Investment Adviser


         Information regarding the businesses of the Adviser and its officers and directors is set forth under "Management" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference.

Item 27. Principal Underwriters


         (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Floating Rate Advantage Fund, Wanger Advisors Trust, Columbia Acorn Trust, Galaxy Fund, Galaxy VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.


(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.


Name and Principal             Positions and Offices                            Positions and Offices
Business Address*              with Principal Underwriter                       with Registrant
-----------------              --------------------------                       ---------------
Abusheery, Greg                V.P.                                             None
Ahmed, Yakob                   V.P.                                             None
Aldi, Andrew                   V.P.                                             None
Anderson, Judith               V.P.                                             None
Antone, Lewis E.               V.P. and Asst. Secretary                         None
Ash, James                     V.P.                                             None
Babbitt, Debra                 Senior V.P. and Compliance Officer               None
Banks, Keith                   Director                                         None
Ballou, Rick                   Senior V.P.                                      None
Bartlett, John                 Managing Director                                None
Blakeslee, James               Senior V.P.                                      None
Blumenfeld, Alexander          V.P.                                             None
Bozek, James                   Senior V.P.                                      None
Brown, Beth                    Senior V.P.                                      None
Claiborne, Doug                Senior V.P.                                      None
Climer, Quentin                V.P.                                             None
Conley, Brook                  V.P.                                             None
Cook, Edward                   V.P.                                             None
Denny, Jeffrey                 V.P.                                             None
Desilets, Marian               V.P.                                             None

Devaney, James                 Senior V.P.                                      None
DiMaio, Stephen                V.P.                                             None
Doyle, Matthew                 V.P.                                             None
Emerson, Kim P.                Senior V.P.                                      None
Evans, C. Frazier              Managing Director                                None
Feldman, David                 Managing Director                                None
Feloney, Joseph                Senior V.P.                                      None
Ferullo, Jeanne                V.P.                                             None
Fisher, James                  V.P.                                             None
Ford, David                    V.P.                                             None
Fragasso, Philip               Managing Director                                None
Gentile, Russell               V.P.                                             None
Goldberg, Matthew              Senior V.P.                                      None
Grace, Anthony                 V.P.                                             None
Gubala, Jeffrey                V.P.                                             None
Guenard, Brian                 V.P.                                             None
Helwig, Kevin                  V.P.                                             None
Hodgkins, Joseph               Senior V.P.                                      None
Hussey, Robert                 Managing Director                                None
Iudice, Jr., Philip            Treasurer and CFO                                None
Jarstfer, Marlys               V.P.                                             None
Jones, Cynthia                 V.P.                                             None
Kelley, Terry M.               V.P.                                             None
Lynch, Andrew                  Managing Director                                None
Lynn, Jerry                    V.P.                                             None
Marcelonis, Sheila             V.P.                                             None
Martin, Peter                  Senior V.P.                                      None
McCombs, Gregory               Senior V.P.                                      None
Menchin, Catherine             Senior V.P.                                      None
Miller, Anthony                V.P.                                             None
Miller, Greg                   V.P.                                             None

Moberly, Ann R.                Senior V.P.                                      None
Morse, Jonathan                V.P.                                             None
Nickodemus, Paul               V.P.                                             None
O'Shea, Kevin                  Managing Director                                None
Owen, Stephanie                V.P.                                             None
Palombo, Joseph R.             Director and Chief Trustee and Operating Officer V.P.
Penitsch, Marilyn              V.P.                                             None
Piken, Keith                   Senior V.P.                                      None
Ratto, Gregory                 V.P.                                             None
Reed, Christopher B.           Senior V.P.                                      None
Ross, Gary                     Senior V.P.                                      None
Santosuosso, Louise            Senior V.P.                                      None
Schug, Derek                   V.P.                                             None
Schulman, David                Senior V.P.                                      None
Scully-Power, Adam             V.P.                                             None
Sellers, Gregory               V.P.                                             None
Shea, Terence                  V.P.                                             None
Sideropoulos, Lou              Senior V.P.                                      None
Sinatra, Peter                 V.P.                                             None
Soares, Jeffrey                V.P.                                             None
Soester, Trisha                Senior V.P.                                      None
Sprieck, Susan                 V.P.                                             None
Studer, Eric                   Senior V.P.                                      None
Sullivan, Paul                 V.P.                                             None
Tambone, James                 CEO; Co-President; Director                      None
Tasiopoulos, Lou               Co-President; Director                           None
Wagner, Rebecca                V.P.                                             None
Waldron, Thomas                V.P.                                             None
Walsh, Brian                   V.P.                                             None
Warfield, James                V.P.                                             None
Wess, Valerie                  Senior V.P.                                      None

Yates, Susan                   V.P.                                             None


*The principal business address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records


         The records required to be maintained under Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant at 1300 S.W. Sixth Avenue, Portland, Oregon 97201, Columbia Management Advisors, Inc. at 1300 S.W. Sixth Avenue, Portland, Oregon, 97201 and 100 Federal Street, Boston, Massachusetts, 02110, and Columbia Funds Services, Inc., at P.O. Box 8081, Boston, Massachusetts, 02266-8081. Records relating to the Registrant's portfolio securities are also maintained by State Street Bank & Trust Co., 225 Franklin Street, Boston, Massachusetts, 02101.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 7th day of October, 2003.

                                      COLUMBIA INTERNATIONAL STOCK FUND, INC.

                                      By     JEFF B. CURTIS
                                          --------------------------------------
                                            Jeff B. Curtis
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 7th day of October, 2003 by the following persons in the capacities indicated.


(i)        Principal executive officer:



           JEFF B. CURTIS                              President
----------------------------------------------
           Jeff B. Curtis


(ii)       Principal accounting and
           financial officer:



           J. KEVIN CONNAUGHTON                        Chief Financial Officer
----------------------------------------------
           J. Kevin Connaughton


(iii)      Directors:



*          James C. George                             Director
----------------------------------------------
           James C. George

*          Charles R. Nelson                           Director
-------------------------------------
           Charles R. Nelson



*          Patrick J. Simpson                          Director
-------------------------------------
           Patrick J. Simpson



*          Richard L. Woolworth                        Director
-------------------------------------
           Richard L. Woolworth



*By:       JEFF B. CURTIS
     --------------------------------
           Jeff B. Curtis
           Attorney-In-Fact

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.

                                  EXHIBIT INDEX


Exhibit           Description
-------           -----------
(a4)     Articles of Amendment to the Amended and Restated Articles of Incorporation.

(d2)     Amendment No. 1 to the Investment Advisory Contract.

(h2)     Pricing, Bookkeeping and Fund Administration Agreement.

(j)      Consent of Accountants.

(m)      Form of Rule 12b-1 Plan as amended.

(n)      Form of Rule 18f-3 Plan as amended.

(p)      Code of Ethics.